================================================================================
    As filed with the Securities and Exchange Commission on October 13, 1999
                                                               File No. 33-75708
                                                               File No. 811-8370


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [  ]

                  Pre-Effective Amendment No. ____                        [  ]


[X]                        Post-Effective Amendment No. 8


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


[X]                              Amendment No. 12



                                    McM FUNDS
               (Exact Name of Registrant as Specified on Charter)

                           One Bush Street, Suite 800
                             San Francisco, CA 94104
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 788-9485
--------------------------------------------------------------------------------
                         (Registrant's Telephone Number)

                              Deane A. Nelson, CPA
                                 Vice President
                               McMorgan & Company
                           One Bush Street, Suite 800
                             San Francisco, CA 94104
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Copies to:
Julie Allecta, Esq.                             Carolyn F. Mead, Esq.
Paul, Hastings, Janofsky & Walker LLP           First Data Investor
345 California Street                           Services Group, Inc.
San Francisco, CA  941-4-2635                   3200 Horizon Drive
                                                King of Prussia, PA  19406-0903

It is proposed that this filing will become effective (check appropriate box).


[ X ] immediately upon filing pursuant to paragraph (b) of Rule 485
[   ] on (date) pursuant to paragraph (b) of Rule 485
[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[   ] on (date) pursuant to paragraph (a)(1) of Rule 485
[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485


================================================================================

                                    McM FUNDS


                         McM Principal Preservation Fund
                       McM Intermediate Fixed Income Fund
                              McM Fixed Income Fund
                                McM Balanced Fund
                           McM Equity Investment Fund


                                   PROSPECTUS


                                October 13, 1999










         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

The Funds

         McM Principal Preservation Fund
         McM Intermediate Fixed Income Fund
         McM Fixed Income Fund
         McM Balanced Fund
         McM Equity Investment Fund
Fees and Expenses of the Funds
Management of the Funds
Your Account
         Buying Shares
         Selling Your Shares
         Additional Information on Buying and Selling Fund Shares
Distributions and Taxes
Other Investment Strategies and Risks
Financial Highlights
Additional Information                                                Back Cover

                         McM Principal Preservation Fund

Type of Fund: A Taxable Money Market Fund
Ticker Symbol: N/A
--------------------------------------------------------------------------------

Investment Goal
     Maximum current income consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies
     The Fund invests in short-term, high-quality, U.S. dollar-denominated securities with remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain a stable $1.00 share price.

     In managing the portfolio, the Fund's advisor looks for securities that appear to offer the best relative value based on an analysis of:
     o    credit quality
     o    interest rate sensitivity
     o    yield
     o    price

     The Fund invests at least 95% of its assets in either U.S. government securities or short-term debt securities assigned the highest rating by at least two nationally-recognized statistical rating agencies such as Standard & Poor's Ratings Service (at least AA), Moody's Investors Service, Inc. (at least Aa) or Fitch Investors Service, Inc. (at least AA). From time to time, the Fund may also invest in unrated securities that the advisor believes are comparable to high-quality, short-tern debt securities. The Fund may not invest more than 5% of its assets in unrated securities and short-term debt securities assigned the second highest rating.

     The Fund principally invests in:

     o securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities
     o securities issued by U.S. banks, including bankers acceptances, repurchase agreements and certificates of deposit
     o commercial paper assigned the highest short-term debt rating by two independent rating agencies or believed to be of comparable quality by the advisor

Principal Risks
     Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Additional risks associated with an investment in the Fund include:
     o an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
     o an issuer may become insolvent and default in meeting interest and principal payments

     o the Fund's yield will fluctuate with changes in short-term interest rates

Suitability
     The Fund may be appropriate for investors who wish to avoid fluctuations in principal while earning interest income. Because of the high quality and short maturity of the Fund's investments, the Fund's yield may be lower than that of funds that invest in lower-rated securities or securities with longer maturities.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The figures assume reinvestment of all dividends and distributions.


     2.21%          5.72%          5.15%          5.38%          5.30%
-------------- -------------- -------------- -------------- --------------
     1994           1995           1996           1997           1998


Year-to-Date Return                       2.31% as of June 30, 1999
Best Quarter                              1.42% in the third quarter of 1995
Worst Quarter                             1.14% in the second quarter of 1999


                                Performance Table
             (Average Annual Total Returns as of December 31, 1998)

                                                                       Since
                                       1 Year         3 Years        Inception*
--------------------------------       ------         -------        ----------
McM Principal Preservation Fund         5.30%          5.27%           5.32%

The seven-day yield as of 12/31/98 was 4.82%. Call 800-788-9485 between 10:30 a.m. and 7:30 p.m. Eastern time for the current yield.

* Inception date July 13, 1994.

  [Definition of Commercial Paper: Negotiable short-term, unsecured promissory notes generally sold at a discount with a maximum maturity of nine months.]

[Definition of Liquidity: the ability to convert assets easily and quickly into cash. High liquidity produces flexibility for a firm or an investor in a low-risk position, but tends to decrease profitability.]

                       McM Intermediate Fixed Income Fund

Type of Fund: An Intermediate Investment Grade Debt Fund
Ticker Symbol: MCMNX
--------------------------------------------------------------------------------

Investment Goal
     Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies
     The Fund invests in high quality, short to intermediate-term bonds, and other debt securities with average remaining maturities of up to 15 years. The average weighted portfolio maturity is generally between three and ten years.

     The Fund invests at least 65% of its assets in fixed-income securities. These securities are investment grade or issued or guaranteed by the U.S government, its agencies or instrumentalities. The Fund may invest up to 35% of its assets in U.S. government securities, short-term debt instruments or cash to control portfolio duration.

     The advisor establishes a target duration for the portfolio that is periodically adjusted based on the portfolio's expected real rate of return. The advisor may increase portfolio duration as the expected real rate of return increases and decrease portfolio duration as the expected real rate of return decreases.

     After target duration is selected, the advisor constructs a diversified portfolio of fixed-income securities with the following attributes:
     o    call protection
     o    high quality
     o    undervalued
     o    higher yield than the market

     The Fund principally invests in:
     o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
     o    corporate, bank and commercial obligations
     o mortgage-backed securities, including collateralized mortgage obligations
     o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks
     By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:
     o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. A fund such as this one, that invests most of its assets in debt securities, will exhibit similar responses to interest rate changes.

     o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity.
     o call risk - the risk that a debt security might be redeemed prior to maturity.
     o prepayment risk - the risk that the obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability
     The Fund may be appropriate for investors who want higher returns than a money market fund. The Fund attempts to achieve higher returns by investing in short to intermediate-term securities that generally have higher yields and slightly more interest rate risk. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Intermediate Government/Corporate Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

    -0.43%         14.95%          4.13%          7.91%         7.81%
-------------- -------------- -------------- -------------- --------------
     1994           1995           1996           1997          1998

Year-to-Date Return                      -0.95% as of June 30th 1999
Best Quarter                              5.00% in the second quarter of 1995
Worst Quarter                            -0.98% in the second quarter of 1999


                                Performance Table
             (Average annual total returns as of December 31, 1998)

                                                                       Since
                                       1 Year         3 Years        Inception*
----------------------------------     ------         -------        ----------
McM Intermediate Fixed Income Fund      7.81%          6.59%           7.59%
Lehman Brothers Intermediate
  Government/Corporate Index            8.42%          6.75%           7.88%

* Inception date July 14, 1994.

     [Definition of Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service Inc. The Fund may only invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.]

     [Definition of Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.]

     [Definition of Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed income investments and the expected inflation rate.]

                              McM Fixed Income Fund

         Type of Fund: A Corporate Bond Fund
         Ticker Symbol: MCMFX
         -----------------------------------------------------------------

Investment Goal
     Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies
     The Fund invests in high quality, short to intermediate-term bonds, and other debt securities with average remaining maturities of up to 30 years. The average weighted portfolio maturity is generally between three and fifteen years.

     The Fund invests at least 65% of its assets in fixed-income securities, which are investment grade or issued or guaranteed by the U.S government, its agencies or instrumentalities. The Fund may invest up to 35% of its assets in U.S. government securities, short-term money market instruments or cash to control portfolio duration. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.

     The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Aggregate Bond Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

     Once a target duration is selected, the advisor constructs a diversified portfolio of fixed income securities with the following attributes:
       o call protection
       o high quality
       o undervalued
       o higher yield than the market

     The Fund principally invests in:
       o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities o corporate, bank and commercial obligations
       o mortgage-backed securities, with an emphasis on collateralized mortgage obligations
       o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks
     By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

       o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. A fund such as this one, that invests most of its assets in debt securities, will exhibit similar responses to interest rate changes.
       o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity.
       o call risk - the risk that a debt security might be forcibly redeemed prior to maturity due to falling interest rates.
       o prepayment risk - the risk that obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability
     The Fund may be appropriate for investors who want higher returns than a money market fund. The Fund attempts to achieve higher returns by investing in intermediate term securities that generally have higher yields and slightly more interest rate risk. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Aggregate Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

     -0.73%           19.29%           3.04%           9.53%           8.52%
--------------------------------------------------------------------------------
      1994             1995            1996            1997            1998


         Year-to-Date Return                -2.22% as of June 30th 1999
         Best Quarter                        6.65% in the second quarter of 1995
         Worst Quarter                      -2.14% in the first quarter of 1996

                                PERFORMANCE TABLE
             (Average annual total returns as of December 31, 1998)

                                           1 Year        3 Years        Since
                                                                      Inception*
================================================================================
      McM Fixed Income Fund                 8.52%         6.99%         8.68%
      Lehman Brothers Aggregate Index       8.67%         7.29%         8.93%

* Inception date July 14, 1994.

[Definition of Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.]

[Definition of Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.]

                                McM Balanced Fund

         Type of Fund: A Balanced Fund
         Ticker Symbol: MCMBX
         ------------------------------------------------------------------

Investment Goal
     Balance of capital appreciation, income and preservation of capital

Principal Investment Strategies
     The Fund invests in a diversified portfolio of equity and debt securities. The mix of securities will change based on existing and anticipated market conditions. The Fund's asset allocation is generally between 50% and 70% in common stocks and at least 25% in debt securities under normal market conditions. The Fund's target asset allocation is 60% in equity securities and 40% in debt securities over the long term.

     Equities
     The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have the potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top-down" approach to control risk at the portfolio level. The advisor targets various sectors and industries by analyzing factors such as market capitalization and historic capital growth. The advisor then selects individual securities within the targeted sectors and industries based on a risk-adjusted expected return analysis (i.e., the difference between the absolute expected return of the portfolio and the market, plus or minus an amount computed to compensate for the degree to which historical volatility of the portfolio has exceeded or fallen short of the overall market).

     Debt Securities
     The Fund seeks to provide shareholders with income by investing in a broad range of intermediate and long-term debt securities, including:
       o securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
       o investment grade debt securities including fixed and variable rate debt obligations, mortgage and asset-backed securities and collateralized mortgage obligations
       o preferred stock and securities convertible into common stock

     In selecting debt securities for the Fund, the advisor first establishes a targeted portfolio duration for the Fund equal to the Lehman Brothers Aggregate Bond Index. The advisor may increase duration as the expected real rate of return of the Fund increases and decrease duration as the expected rate of return of the Fund decreases. The advisor then selects a diversified portfolio of debt securities with the following attributes:
       o high quality
       o attractive yields
       o yield to maturity advantage over the market
       o high degree of protection from call risk

Principal Risks
     By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:
       o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise, and when interest rates fall, a debt security will typically increase in value. A fund such as this, that may invest a significant percentage of its assets in debt securities, may exhibit similar responses to interest rate changes.
       o stock market risk - the risk that the price of a security will rise or fall due to various unpredictable market conditions.
       o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity
       o call risk - the risk that a debt security might be redeemed prior to maturity
       o prepayment risk - the risk the obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability
     The Fund may be appropriate for investors who are willing to accept the risks associated with a combination of investments in equity and fixed income securities. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmarks, the S&P 500 Index (equities) and the Lehman Brothers Aggregate Index (debt securities), two unmanaged securities indices. The figures assume reinvestment of all dividends and distributions.


        0.79%          28.71%          16.26%          23.66%          20.62%
--------------------------------------------------------------------------------
        1994            1995            1996            1997            1998



         Year-to-Date Return                  5.15% as of June 30th 1999
         Best Quarter                        11.93% in the fouth quarter of 1998
         Worst Quarter                       -2.63% in the third quarter of 1998

                                PERFORMANCE TABLE
             (Average annual total returns as of December 31, 1998)

                                          1 Year         3 Years        Since
                                                                      Inception*
================================================================================
 McM Balanced Fund                        20.62%          20.12%        19.89%
 S&P 500 Index                            28.69%          28.27%        27.69%
 Lehman Brothers Aggregate Index           8.67%           7.29%         8.93%

* Inception date July 14, 1994.

                           McM Equity Investment Fund

         Type of Fund: A Growth Fund
         Ticker Symbol: MCMEX
         ------------------------------------------------------------------

Investment Goal
     Above-average total return consistent with reasonable risk.

Principal Investment Strategies
     The Fund primarily invests in common stocks that pay dividends and offer prospects for capital growth and income growth.

     The advisor uses a "top-down" approach to monitor risk at the portfolio level by analyzing factors such as market capitalization, and the historic and expected growth of various sectors and industries. The advisor then selects individual securities within these targeted sectors and industries based on a risk-adjusted expected return analysis (i.e., the difference between the absolute expected return of the portfolio and the market, plus or minus an amount computed to compensate for the degree to which historical volatility of the portfolio has exceeded or fallen short of the overall market).

     The Fund generally will be as fully invested as possible, but always at least 65%, in equity securities of companies with the following attributes:
         o ability to pay above-average dividends
         o sustained earnings and growth potential
         o strong management and balance sheet
         o market undervaluation in light of expected future earnings

     The Fund may also invest up to 35% of its assets in fixed income assets including:
         o U.S. government securities
         o short-term money market instruments, including U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances
         o repurchase agreements

Principal Risks
     By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:
         o market risk - the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions
         o interest rate risk - the risk that securities (principally fixed income securities) held by the Fund will increase or decrease in value as interest rates change

Suitability
     The Fund may be appropriate for investors who desire long-term growth and are willing to accept the risk of occasional volatile returns similar to the returns of the S&P 500. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

        1.24%             35.94%          26.80%           33.84%         27.76%
--------------------------------------------------------------------------------
        1994               1995            1996             1997           1998


       Year-to-Date Return                9.75% as of June 30, 1999
       Best Quarter                       20.25% in the fourth quarter of 1998
       Worst Quarter                      -7.78% in the third quarter of 1998

                                Performance Table
             (Average annual total returns as of December 31, 1998)

                                          1 Year         3 Years        Since
                                                                      Inception*
      ============================    =============   ============  ============
      McM Equity Investment Fund          27.76%          29.40%        27.72%
      S&P 500 Index                       28.69%          28.27%        27.69%

* Inception date July 14, 1994.

Fees and Expenses of the Funds

The following table shows the fees and expenses you may pay if you buy and hold shares of the Funds. The Funds do not impose any front-end loads, deferred sales loads or Rule 12b-1 distribution fees. Shareholders are not charged for exchanging shares or reinvesting dividends.

                                       McM              McM             McM            McM            McM
                                    Principal      Intermediate        Fixed        Balanced        Equity
                                  Preservation         Fixed          Income          Fund        Investment
                                      Fund          Income Fund        Fund                          Fund

Annual Fund Operating Expenses:
(expenses that are deducted
from Fund assets)
Management Fees                       0.25%            0.35%           0.35%          0.45%          0.50%
Other Expenses                        0.36%            0.17%           0.58%          0.19%          0.16%
                                      -----            -----           -----          -----          -----
Total Annual Operating
Expenses***                           0.61%            0.52%           0.93%          0.64%          0.66%
                                      =====            =====           =====          =====          =====

*** These are the gross fees and expenses that the Funds would have incurred for the fiscal year ended June 30, 1999, if the advisor had not waived any fees and/or reimbursed or recouped certain expenses. With the cap, actual expenses were:

Management Fees                    0.00%            0.33%             0.00%          0.41%           0.50%
Other Expenses                     0.30%            0.17%             0.50%          0.19%           0.16%
Recoupment of Fees
by advisor                         0.00%            0.00%             0.00%          0.00%           0.09%
                                   -----            -----             -----          -----           -----
Net Expenses                       0.30%            0.50%             0.50%          0.60%           0.75%
                                   =====            =====             =====          =====           =====



EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:
 o you invest $10,000 in the fund for the time periods indicated;
 o you redeem all of your shares at the end of each time period;
 o your investment has a 5% return each year; o all distributions are reinvested; and
 o operating expenses of each fund remain the same.

This example is for comparison only. Actual return and expenses will be different and each fund's performance and expenses may be higher or lower. The one-year number is based on net expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for each fund would be:



                                                            1 year       3 years      5 years     10 years
--------------------------------------------------------- ------------ ------------ ------------ ------------


McM Principal Preservation Fund                               $31         $195         $340         $762
McM Intermediate Fixed Income Fund                            $51         $167         $291         $653
McM Fixed Income Fund                                         $51         $296         $515         $1,143
McM Balanced Fund                                             $61         $205         $357         $798
McM Equity Investment Fund                                    $77         $211         $368         $822


Management of the Funds
The advisor for the Funds is:

                           McMorgan & Company
                           One Bush Street, Suite 800
                           San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in each Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Funds.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 1999, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $625 million.

Portfolio Management
An investment management team at McMorgan & Company manages the Funds' investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
Each Fund pays the advisor a monthly fee for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Funds paid the following investment advisory fees to McMorgan &
Company:

Fund                                                    Fees as % of average
----                                                      daily net assets
                                                        ---------------------
McM Principal Preservation Fund                                   0.00%
McM Intermediate Fixed Income Fund                                0.33%
McM Fixed Income Fund                                             0.00%
McM Balanced Fund                                                 0.41%
McM Equity Investment Fund                                        0.50%

The fees paid to the advisor reflect a voluntary undertaking to waive fees and/or reimburse expenses so that total operating expenses do not exceed the following:
    o 0.30% for the McM Principal Preservation Fund
    o 0.50% for the McM Intermediate Fixed Income Fund and the McM
      Fixed Income Fund
    o 0.60% for the McM Balanced Fund
    o 0.75% for the McM Equity Investment Fund

The advisor has the right to terminate the undertaking with 60 day's notice. Any waiver or reimbursement by the advisor is subject to repayment by the Funds within the following three years if the Funds are able to make the repayment without exceeding their current expense limits.

Year 2000 Compliance
McMorgan & Company is taking steps that it believes are reasonably designed to address Year 2000 compliance issues with respect to its computer systems. The Funds' major service providers have informed the advisor that they have taken comparable steps.


Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately and in a timely manner.


Your Account

Buying Shares
You may buy shares in any of the Funds with an initial investment of $5,000 or more. Additional investments may be made for as little as $250. The Funds have the right to waive the minimum investment requirements for employees of the Funds' investment advisor and its affiliates. The Funds also have the right to reject any purchase order.

Pricing of Fund Shares (Purchase Price)
The price of each Fund's shares is based on the Net Asset Value (NAV) of each Fund's portfolio. The Funds calculate NAV by adding the total market value of a Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. Each Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time. The NAV for the Principal Preservation Fund will not be calculated on national bank holidays.
There is no sales charge in connection with the purchase of shares.

The portfolio securities of each Fund, except those held by Principal Preservation Fund or debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Securities held in the portfolio of the Principal Preservation Fund or debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Timing of Requests
Except for the Principal Preservation Fund, all requests received by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time will be executed at that day's NAV. Orders received after 4:00 p.m. will be executed the following day at that day's NAV. These Funds do not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

For the Principal Preservation Fund, all requests received by the transfer agent before 1:00 p.m. Eastern time will be invested at the NAV determined that day. Purchases received after 1:00 p.m. will be invested the next business day. Shares of the Principal Preservation Fund may only be purchased on days when national banks are open for business.

To Purchase Shares:

-------------------- ---------------------------------------------------- ----------------------------------------------------
                                     Initial Investment                                 Subsequent Investments
-------------------- ---------------------------------------------------- ----------------------------------------------------
                     o  Complete and sign the Account                     o   Make your check payable to the Fund in
                        Registration Form.                                    which you wish to invest.
                     o  Make your check payable to the Fund in            o   Fill out an investment slip from an
By Mail                 which you wish to invest.                             account statement, include your name and
                     o  Mail the Account Registration Form and                account number.  Mail to:
                        your check to:                                    First Data Investor Services
                     First Data Investor Services                         Group, Inc.
                     Group, Inc.                                          211 South Gulph Road
                     211 South Gulph Road                                 P.O. Box 61767
                     P.O. Box 61767                                       King of Prussia, PA 19406
                     King of Prussia, PA 19406                            o   Minimum subsequent investment for all
                     o  Minimum Initial Investment is $5,000.                 accounts is $250.
-------------------- ---------------------------------------------------- ----------------------------------------------------

                     o  Call (800) 831-1146 to arrange for a wire         o   Call (800) 831-1146 to arrange for a wire
                        purchase.  For same day purchase,  the                purchase.  For same day purchase,  the
                        wire must be received before 4:00 p.m.                wire  must be  received  by 4:00  p.m.
By Wire                 Eastern  time (1:00 p.m.  Eastern time                Eastern  time (1:00 p.m.  Eastern time
                        for  Principal  Preservation  Fund)                   for Principal Preservation Fund)
                     o  Wire federal funds to:                            o   Wire federal funds to:
                     Boston Safe Deposit & Trust                          Boston Safe Deposit & Trust
                     ABA#:  011001234                                     ABA#:  011001234
                     For: First Data Investor Services Group, Inc.        For: First Data Investor Services Group, Inc.
                     Credit:  McM [    ] Fund                                   Credit:  McM [    ] Fund
                     Acct#:  004502                                       Acct#:  004502
                     FBO:    (Insert Shareholder name                     FBO:    (Insert Shareholder name
                     and account number).                                 and account number).
                     o   Mail completed Account Registration Form         o    Note: Your bank may charge a wire fee.
                         to the address above.
                     o   Note: Your bank may charge a wire fee.

-------------------- ---------------------------------------------------- ----------------------------------------------------
                     o    You may open an account by making an            o    You may add to an existing account by
By Exchange               exchange of shares from an existing McM             making an exchange from shares of an existing
                          Funds account. Exchanges can be made by             McM Funds account.  Exchanges can be made by
                          mail, fax or telephone. Call (800) 831-1146         mail, fax or telephone.  Call (800) 831-1146
                          for help.                                            for help.
                     o    Note:  No fee or charge will apply, but         o    Completed authorization form must be on
                          there may be a capital gain or loss.                 file in advance.
                                                                          o    Note: No fee or charge will apply, but
                                                                               there may be a capital gain or loss.
-------------------- ---------------------------------------------------- ----------------------------------------------------
                     o    You must open a regular fund account with       o    Call (800) 831-1146 to request the form.
By Automatic              $5,000 minimum prior to participating in this   o    Complete and return the form and any
Investment                plan.                                                other required materials.
                                                                          o    Subsequent investments will be drawn from
                                                                               your bank account.
-------------------- ---------------------------------------------------- ----------------------------------------------------

                                      -19-

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Funds.

Each Fund, except the Principal Preservation Fund, may accept telephone orders. Unless you decline telephone privileges on your Account Registration Form, you may be responsible for any fraudulent telephone orders as long as the Funds take reasonable measures to verify the orders.

Other Account Options
Direct Deposit Program: You may buy additional shares by having certain payments from the federal government ONLY (i.e., federal salary, Social Security and certain veterans, military or other payments) automatically deposited in your fund account. The minimum investment under this program is $250. To participate, call (800) 831-1146 for an enrollment form.

Retirement Accounts: Tax deferred retirement programs such as 401(k) plans and IRAs may invest in the Funds. Accounts established under such plans must have all dividends reinvested in the Funds. For more information about these plans or for an IRA application, please call 800-831-1146.

Selling Your Shares
You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's transfer agent receives and accepts your order.

Timing of Requests
Redemption requests received in good order by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time (1:00 p.m. Eastern time for the Principal Preservation Fund) on any day that the NYSE is open for business will be executed at that day's NAV. Requests received after 4:00 p.m. (1:00 p.m. Eastern time for the Principal Preservation Fund) will be processed on the next business day. Shares of the Principal Preservation Fund may only be sold on days that banks are open for business.

Selling Recently Purchased Shares
The Funds will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days to allow the purchase check to clear.

Signature Guarantees
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions, but not a notary public, can provide you with a signature guarantee.


To Sell Shares:
--------------------- ----------------- --------------------------------------------------------------------------------------
                                        o    Submit a written request for redemption with:
                                             |X| The Fund's name;
                                             |X| Your Fund account number;
By Mail                                      |X| The dollar amount or number of shares or percentage of the account to be redeemed; and
                                             |X| Signatures of all persons required to sign for transactions, exactly as the shares are registered.
                                        o    Mail your request to:
                                             First Data Investor Services Group, Inc.
                                             211 South Gulph Road
                                             P.O. Box 61767
                                             King of Prussia, PA 19406
                                        o    A check will be mailed to the name
                                             and address in which the account is
                                             registered.

--------------------- ----------------- --------------------------------------------------------------------------------------
                                        o    This option must be elected either
                                             on the initial Account Registration
                                             Form or subsequently in writing.
                                        o    Call (800) 831-1146.
By Wire                                 o    Wire redemption requests must be received before 4:00 p.m. (1:00 p.m. for the Principal Preservation Fund) for money to be wired the next business day.

--------------------- ----------------- --------------------------------------------------------------------------------------
                                        o    This service must be elected in
                                             advance, either on the initial
                                             Account Registration Form or
                                             subsequently in writing.
                                        o    Call (800) 831-1146 with your request.
By Telephone                            o    The Fund will use reasonable procedures to confirm that the request is genuine.
                                        o    Written confirmation will be provided.

--------------------- ----------------- --------------------------------------------------------------------------------------
                                        o    Complete the appropriate section on the Account Registration Form or call (800) 831-1146 to request a form to add the plan.
By Systematic                           o    To participate, you must own or purchase shares with a value of at least
Withdrawal                                   $10,000.
Plan                                    o    Withdrawals can be monthly, quarterly, semi-annually or annually.  The minimum amount is $100.
--------------------- ----------------- --------------------------------------------------------------------------------------

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service, which the Funds would not charge.

Additional Information on Buying and Selling Fund Shares
General Policies
The Funds reserve the right to:
    o reject any purchase order when a Fund determines that it is not in the best interest of the Funds or its shareholders to accept such order.
    o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect
       Fund operations (for example, if it represents more than 1% of the Fund's assets).
    o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.
    o  change the minimum investment amounts.
    o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.
    o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Minimum Balances
The Funds may redeem your remaining shares at net asset value if the balance of your account falls below $500 due to redemptions. The Funds will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Funds may close any account without notice if the account is inactive and the value of the account is $0.

Exchange Privileges
Shares of a Fund may be exchanged for shares of any of the other Funds. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Mailings to Shareholders
The Funds mail quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Funds will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 800-831-1146.

Distributions and Taxes

The Funds generally pay dividends and distributions of their net investment income and net capital gains, as described in the table below.

Reinvestment Option
Dividend and capital gain distributions will be automatically reinvested in the Funds unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
Dividends you receive from a Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                                    Declared & Paid            Federal Tax Status
======================================================= ========================== ==========================
Dividends from Net Investment Income                                               ordinary Income
     McM Principal Preservation Fund                    declared daily/
                                                        paid monthly
     McM Intermediate Fixed Income Fund                 monthly
     McM Fixed Income Fund                              monthly
     McM Balanced Fund                                  quarterly
     McM Equity Investment Fund                         quarterly

Short-term Capital Gains (all Funds)                    annually                   ordinary income

Long-term Capital Gains (all Funds)                     annually                   capital gain

Distributions from each of the Funds are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Backup Withholding
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks
The Funds' main investment strategies are set out in the front of the prospectus. The Funds may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Funds' Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-788-9485.

Other Potential Risks
Each Fund (except the Principal Preservation Fund) may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Balanced Fund, Intermediate Fixed Income Fund and Fixed Income Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Funds currently do not intend to invest in futures contracts or options.

Defensive Investing
The Funds may occasionally take temporary defensive positions that are inconsistent with each Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Funds may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When a Fund takes a temporary investment position, it may not achieve its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Financial Highlights
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                   McM Principal
                                                                 Preservation Fund
                                                             --------------------------
                                                                For the       For the
                                                              Year Ended    Year Ended
                                                               06/30/99      06/30/98
                                                             ------------  ------------
Net Asset Value, beginning of period ......................    $  1.00       $  1.00
                                                               -------       -------
 Income from investment operations
 Net investment income ....................................       0.05          0.05
                                                               -------       -------
  Total from investment operations ........................       0.05          0.05
                                                               -------       -------
 Less Distributions:
 From net investment income ...............................     ( 0.05)       ( 0.05)
                                                               --------      --------
  Total distributions .....................................     ( 0.05)       ( 0.05)
                                                               --------      --------
Net Asset Value, end of period ............................    $  1.00       $  1.00
                                                               ========      ========
Total return ..............................................       4.97%         5.41%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .....................    $ 85,940      $ 48,184
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ................       0.61%         0.67%
 Ratio of expenses to average net assets after reimburse-
  ment of expenses by Advisor .............................       0.30%         0.30%
 Ratio of net investment income to average net assets
  before reimbursement of expenses by Advisor .............       4.53%         4.92%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ....................       4.84%         5.29%
 Portfolio turnover .......................................         N/A           N/A

[RESTUBBED]

                                                                           McM Principal
                                                                         Preservation Fund
                                                             -----------------------------------------
                                                                For the       For the       For the
                                                              Year Ended    Year Ended    Period Ended
                                                               06/30/97      06/30/96      06/30/95*
                                                             ------------  ------------  -------------
Net Asset Value, beginning of period ......................    $  1.00       $  1.00        $  1.00
                                                               -------       -------        -------
 Income from investment operations
 Net investment income ....................................       0.05          0.05           0.05
                                                               -------       -------        --------
  Total from investment operations ........................       0.05          0.05           0.05
                                                               -------       -------        --------
 Less Distributions:
 From net investment income ...............................     ( 0.05)       ( 0.05)        ( 0.05)
                                                               --------      --------       --------
  Total distributions .....................................     ( 0.05)       ( 0.05)        ( 0.05)
                                                               --------      --------       --------
Net Asset Value, end of period ............................    $  1.00       $  1.00        $  1.00
                                                               =======       =======        =======
Total return ..............................................       5.24%         5.39%          5.10%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .....................    $32,703      $ 24,195        $11,813
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ................       0.77%         0.93%          2.77%(1)
 Ratio of expenses to average net assets after reimburse-
  ment of expenses by Advisor .............................       0.30%         0.30%          0.30%(1)
 Ratio of net investment income to average net assets
  before reimbursement of expenses by Advisor .............       4.65%         4.60%          2.91%(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ....................       5.12%         5.23%          5.38%(1)
 Portfolio turnover .......................................        N/A           N/A            N/A


* McM Principal Preservation Fund commenced investment operations on July 13, 1994.
(1) Annualized.
(2) Not annualized.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                  McM Intermediate
                                                                 Fixed Income Fund
                                                             --------------------------
                                                                For the       For the
                                                              Year Ended    Year Ended
                                                               06/30/99      06/30/98
                                                             ------------  ------------
Net Asset Value, beginning of period ......................   $  10.53       $ 10.26
                                                              --------       -------
 Income from investment operations
 Net investment income ....................................       0.57          0.60
 Net realized and unrealized gain (loss) on investments ...      (0.23)         0.27
                                                              --------       -------
  Total from investment operations ........................       0.34          0.87
                                                              --------       -------
 Less Distributions:
 From net investment income ...............................      (0.57)        (0.60)
 From capital gains .......................................      (0.04)         0.00
                                                              --------      --------
  Total distributions .....................................      (0.61)        (0.60)
                                                              --------      --------
Net Asset Value, end of period ............................   $  10.26      $  10.53
                                                              ========      ========
Total return ..............................................       3.25%         8.68%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .....................   $153,096      $121,710
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ................       0.52%         0.55%
 Ratio of expenses to average net assets after reimburse-
  ment of expenses by Advisor .............................       0.50%         0.50%
 Ratio of net investment income to average net assets
  before reimbursement of expenses by Advisor .............       5.40%         5.74%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ....................       5.42%         5.79%
 Portfolio turnover .......................................      40.40%        45.44%

[RESTUBBED]

                                                                         McM Intermediate
                                                                         Fixed Income Fund
                                                             -----------------------------------------
                                                                For the       For the       For the
                                                              Year Ended    Year Ended    Period Ended
                                                               06/30/97      06/30/96      06/30/95*
                                                             ------------  ------------  -------------
Net Asset Value, beginning of period ......................    $ 10.17       $ 10.37       $  10.00
                                                               -------       -------       --------
 Income from investment operations
 Net investment income ....................................       0.60          0.57           0.54
 Net realized and unrealized gain (loss) on investments ...       0.11         (0.10)          0.34
                                                               -------       -------       --------
  Total from investment operations ........................       0.71          0.47           0.88
                                                               -------       -------       --------
 Less Distributions:
 From net investment income ...............................      (0.60)        (0.57)         (0.51)
 From capital gains .......................................      (0.02)        (0.10)          0.00
                                                               -------       -------       ---------
  Total distributions .....................................      (0.62)        (0.67)         (0.51)
                                                               -------       -------       ---------
Net Asset Value, end of period ............................    $ 10.26       $ 10.17       $  10.37
                                                               =======       =======       =========
Total return ..............................................       7.14%         4.61%          9.19%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .....................    $93,402       $76,045       $ 29,936
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ................       0.59%         0.69%          1.72%(1)
 Ratio of expenses to average net assets after reimburse-
  ment of expenses by Advisor .............................       0.50%         0.50%          0.50%(1)
 Ratio of net investment income to average net assets
  before reimbursement of expenses by Advisor .............       5.80%         5.52%          5.01%(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ....................       5.89%         5.71%          6.24%(1)
 Portfolio turnover .......................................      36.02%        75.26%        227.09%(2)


 * McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                            McM Fixed
                                                                           Income Fund
                                                                    --------------------------
                                                                       For the       For the
                                                                     Year Ended    Year Ended
                                                                      06/30/99      06/30/98
                                                                    ------------  ------------
Net Asset Value, beginning of period .............................    $ 10.89       $ 10.44
                                                                      -------       -------
 Income from investment operations
 Net investment income ...........................................       0.61          0.62
 Net realized and unrealized gain (loss) on investments ..........      (0.35)         0.47
                                                                      -------       -------
  Total from investment operations ...............................       0.26          1.09
                                                                      -------       -------
 Less Distributions:
 From net investment income ......................................      (0.61)        (0.62)
 From capital gains ..............................................      (0.02)        (0.02)
                                                                      -------       -------
  Total distributions ............................................      (0.63)        (0.64)
                                                                      -------       -------
Net Asset Value, end of period ...................................    $ 10.52       $ 10.89
                                                                      =======       =======
Total return .....................................................       2.34%        10.71%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............................    $27,408       $22,202
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .......................       0.93%         1.17%
 Ratio of expenses to average net assets after reimbursement of
  expenses by Advisor ............................................       0.50%         0.50%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor ...........................       5.16%         5.26%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ...........................       5.59%         5.93%
 Portfolio turnover ..............................................      29.32%        58.22%

[RESTUBBED]

                                                                                    McM Fixed
                                                                                   Income Fund
                                                                    -----------------------------------------
                                                                       For the       For the       For the
                                                                     Year Ended    Year Ended    Period Ended
                                                                      06/30/97      06/30/96      06/30/95*
                                                                    ------------  ------------  -------------
Net Asset Value, beginning of period .............................    $ 10.33       $ 10.58      $  10.00
                                                                      -------       -------      --------
 Income from investment operations
 Net investment income ...........................................       0.65          0.64          0.55
 Net realized and unrealized gain (loss) on investments ..........       0.12         (0.20)         0.56
                                                                      -------       --------     --------
  Total from investment operations ...............................       0.77          0.44          1.11
                                                                      -------       --------     --------
 Less Distributions:
 From net investment income ......................................      (0.65)        (0.63)        (0.53)
 From capital gains ..............................................      (0.01)        (0.06)         0.00
                                                                      --------      --------     ---------
  Total distributions ............................................      (0.66)        (0.69)        (0.53)
                                                                      --------      --------     ---------
Net Asset Value, end of period ...................................    $ 10.44       $ 10.33      $  10.58
                                                                      ========      ========     =========
Total return .....................................................       7.72%         4.16%        11.55%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............................    $ 9,565      $  7,992     $   6,599
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .......................       1.57%         1.82%         7.29%(1)
 Ratio of expenses to average net assets after reimbursement of
  expenses by Advisor ............................................       0.50%         0.50%         0.50%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor ...........................       5.25%         4.70%       ( 0.47%)(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ...........................       6.32%         6.02%         6.33%(1)
 Portfolio turnover ..............................................      32.46%        37.62%       150.77%(2)


 *  McM Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       McM Balanced
                                                                           Fund
                                                                --------------------------
                                                                   For the       For the
                                                                 Year Ended    Year Ended
                                                                  06/30/99      06/30/98
                                                                ------------  ------------
Net Asset Value, beginning of period .........................   $  18.12       $ 15.30
                                                                 --------       -------
 Income from investment operations ...........................
 Net investment income .......................................       0.50          0.47
 Net realized and unrealized gain on investments .............       2.10          2.82
                                                                 --------       -------
  Total from investment operations ...........................       2.60          3.29
                                                                 --------       -------
 Less Distributions:
 From net investment income ..................................      (0.50)        (0.47)
 From capital gains ..........................................      (0.07)         0.00
                                                                 --------       -------
  Total distributions ........................................      (0.57)        (0.47)
                                                                 --------       -------
Net Asset Value, end of period ...............................   $  20.15       $ 18.12
                                                                 ========       =======
Total return .................................................      14.60%        21.76%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ........................   $154,615       $93,201
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ...................       0.64%         0.74%
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ........................       0.60%         0.60%
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor ..........       2.70%         2.87%
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor ..........       2.74%         3.01%
 Portfolio turnover ..........................................      18.58%        20.73%

[RESTUBBED]

                                                                              McM Balanced
                                                                                  Fund
                                                                -----------------------------------------
                                                                   For the       For the       For the
                                                                 Year Ended    Year Ended    Period Ended
                                                                  06/30/97      06/30/96      06/30/95*
                                                                ------------  ------------  -------------
Net Asset Value, beginning of period .........................    $ 12.75       $ 11.35        $ 10.00
                                                                  -------       -------        -------
 Income from investment operations ...........................
 Net investment income .......................................       0.43          0.40           0.36
 Net realized and unrealized gain on investments .............       2.54          1.49           1.33
                                                                  -------       -------        -------
  Total from investment operations ...........................       2.97          1.89           1.69
                                                                  -------       -------        -------
 Less Distributions:
 From net investment income ..................................      (0.42)        (0.40)         (0.34)
 From capital gains ..........................................       0.00         (0.09)          0.00
                                                                  -------       -------       --------
  Total distributions ........................................      (0.42)        (0.49)         (0.34)
                                                                  -------       -------       --------
Net Asset Value, end of period ...............................    $ 15.30       $ 12.75       $  11.35
                                                                  =======       =======       ========
Total return .................................................      23.65%        16.86%         17.31%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ........................    $40,941       $11,915       $  3,070
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ...................       1.01%         2.21%          8.41%(1)
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ........................       0.60%         0.60%          0.60%(1)
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor ..........       2.97%         1.81%         (3.54%)(1)
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor ..........       3.38%         3.43%          4.28%(1)
 Portfolio turnover ..........................................      31.64%        26.16%         81.05%(2)


 *  McM Balanced Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                          McM Equity
                                                                       Investment Fund
                                                                  --------------------------
                                                                     For the       For the
                                                                   Year Ended    Year Ended
                                                                    06/30/99      06/30/98
                                                                  ------------  ------------
                                                                     $25.29        $19.71
Net Asset Value, beginning of period                              ------------  ------------
 Income from investment operations
 Net investment income .........................................       0.23          0.23
 Net realized and unrealized gain (loss) on investments ........       5.21          5.62
                                                                   --------       -------
  Total from investment operations .............................       5.44          5.85
                                                                   --------       -------
 Less Distributions:
 From net investment income ....................................      (0.22)        (0.23)
 From capital gains ............................................      (0.14)        (0.04)
                                                                   --------      --------
  Total distributions ..........................................      (0.36)        (0.27)
                                                                   --------      --------
Net Asset Value, end of period .................................   $  30.37      $  25.29
                                                                   ========      ========
Total return ...................................................     21.70%        29.89%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................   $204,102      $128,541
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................      0.66%         0.75%
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ..........................      0.75%         0.75%
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor ............      0.95%         1.05%
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor ............      0.86%         1.05%
 Portfolio turnover ............................................      4.79%         0.57%

                                                                                 McM Equity
                                                                               Investment Fund
                                                                  -----------------------------------------
                                                                     For the       For the       For the
                                                                   Year Ended    Year Ended    Period Ended
                                                                    06/30/97      06/30/96      06/30/95*
                                                                  ------------  ------------  -------------
                                                                      $14.85        $11.95        $10.00
Net Asset Value, beginning of period                              ------------  ------------  -------------
 Income from investment operations
 Net investment income .........................................        0.24          0.21          0.19
 Net realized and unrealized gain (loss) on investments ........        4.87          2.94          1.94
                                                                      ------        ------       -------
  Total from investment operations .............................        5.11          3.15          2.13
                                                                      ------        ------       -------
 Less Distributions:
 From net investment income ....................................       (0.24)        (0.21)        (0.18)
 From capital gains ............................................       (0.01)        (0.04)         0.00
                                                                     -------       -------       -------
  Total distributions ..........................................       (0.25)        (0.25)        (0.18)
                                                                     -------       -------       -------
Net Asset Value, end of period .................................     $ 19.71       $ 14.85       $ 11.95
                                                                     =======       =======       =======
Total return ...................................................      34.68%        26.53%        21.57%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................     $58,593       $23,913       $ 4,866
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................       0.88%         1.72%         8.48%(1)
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ..........................       0.75%         0.75%         0.75%(1)
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor ............       1.36%         0.80%        (5.50%)(1)
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor ............       1.49%         1.77%         2.24%(1)
 Portfolio turnover ............................................       0.88%         0.92%         1.81%(2)


* McM Equity Investment Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

Additional Information

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

                                    McM Funds
                                    One Bush Street, Suite 800
                                    San Francisco, CA 94104
                                    Telephone: 800-788-9485
                                    Internet address: www.mcmfunds.com

You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). To get paper copies, write or call the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Telephone:
800-SEC-0330. Note: The SEC charges a duplicating fee for paper copies.

You may also download a copy of these documents from the SEC's Internet website for no charge at http://www.sec.gov



The Funds' SEC File No. is  811-8370

                                    McM FUNDS

                                McM Balanced Fund


                                   PROSPECTUS
                              Broker Shares Class B


                                October 13, 1999






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents


The Fund


Fees and Expenses of the Fund
Management of the Fund
Your Account
         Buying Shares
         Selling Your Shares
         Additional Information on Buying and Selling Fund Shares
Distributions and Taxes
Other Investment Strategies and Risks
Additional Information                                                Back Cover

                                McM Balanced Fund

         Type of Fund: A Balanced Fund
         Ticker Symbol: MCMBX
         ------------------------------------------------------------------

Investment Goal
     Balance of capital appreciation, income and preservation of capital

Principal Investment Strategies
     The Fund invests in a diversified portfolio of equity and debt securities. The mix of securities will change based on existing and anticipated market conditions. The Fund's asset allocation is generally between 50% and 70% in common stocks and at least 25% in debt securities under normal market conditions. The Fund's target asset allocation is 60% in equity securities and 40% in debt securities over the long term.

     Equities
     --------
     The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have the potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top-down" approach to control risk at the portfolio level. The advisor targets various sectors and industries by analyzing factors such as market capitalization and historic capital growth. The advisor then selects individual securities within the targeted sectors and industries based on a risk-adjusted expected return analysis (i.e., the difference between the absolute expected return of the portfolio and the market, plus or minus an amount computed to compensate for the degree to which historical volatility of the portfolio has exceeded or fallen short of the overall market).

     Debt Securities
     ---------------
     The Fund seeks to provide shareholders with income by investing in a broad range of intermediate and long-term debt securities, including:
          o securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
          o investment grade debt securities including fixed and variable rate debt obligations, mortgage and asset-backed securities and collateralized mortgage obligations
          o preferred stock and securities convertible into common stock

     In selecting debt securities for the Fund, the advisor first establishes a targeted portfolio duration for the Fund equal to the Lehman Brothers Aggregate Bond Index. The advisor may increase duration as the expected real rate of return of the Fund increases and decrease duration as the expected rate of return of the Fund decreases. The advisor then selects a diversified portfolio of debt securities with the following attributes:
          o high quality
          o attractive yields
          o yield to maturity advantage over the market
          o high degree of protection from call risk

Principal Risks
     By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:
          o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise, and when interest rates fall, a debt security will typically increase in value. A fund such as this, that may invest a significant percentage of its assets in debt securities, may exhibit similar responses to interest rate changes.
          o stock market risk - the risk that the price of a security will rise or fall due to various unpredictable market conditions.
          o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity
          o call risk - the risk that a debt security might be redeemed prior to maturity
          o prepayment risk - the risk the obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability
     The Fund may be appropriate for investors who are willing to accept the risks associated with a combination of investments in equity and fixed income securities. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmarks, the S&P 500 Index (equities) and the Lehman Brothers Aggregate Index (debt securities), two unmanaged securities indices. The figures assume reinvestment of all dividends and distributions.


   0.79%             28.71%          16.26%           23.66%          20.62%
--------------------------------------------------------------------------------
    1994              1995            1996             1997            1998



         Year-to-Date Return              5.15% as of June 30th 1999
         Best Quarter                     11.93% in the fouth quarter of 1998
         Worst Quarter                    -2.63% in the third quarter of 1998

         * Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.



                                Performance Table
             (Average annual total returns as of December 31, 1998)

                                       1 Year       3 Years        Since
                                                                 Inception*
 --------------------------------------------------------------------------
 McM Balanced Fund                     20.62%        20.12%        19.89%
 S&P 500 Index                         28.69%        28.27%        27.69%
 Lehman Brothers Aggregate Index        8.67%         7.29%         8.93%

 * Inception date July 14, 1994.

Fees and Expenses of the Fund
The following table shows the fees and expenses you may pay if you buy and hold shares of the Broker Shares Class B shares of the Fund. The Broker Shares Class B shares of the Fund do not impose any front-end loads or deferred sales load, but do impose a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Broker Shares Class B series of the McM Funds or reinvesting dividends.


Annual Fund Operating
Expenses:
(expenses that are deducted
from Fund assets)
Management Fees                                                         0.45%
Distribution (12b-1) Fees                                               0.40%
Other Expenses*                                                         0.19%
                                                                        -----
Total Annual Operating
Expenses**                                                              1.04%
                                                                        =====


* Other Expenses are based on estimated amounts for the current fiscal year.
** These are the estimated gross fees and expenses that the Fund would have incurred for the fiscal year ended June 30, 1999, if this class had been operational and the advisor had not waived any fees. The advisor may discontinue waiving its fee at any time. To the extent that the advisor voluntarily waived a portion of its advisory fee in an amount equivalent to the waiver on the other class of the Fund, actual expenses would have been:

   Management Fees                         0.41%
   Other Expenses                          0.19%
   Distribution (12b-1) Fees               0.40%
                                           -----
   Net Annual Operating
   Expenses                                1.00%
                                           =====

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
     o you invest $10,000 in the Fund for the time periods indicated;
     o you redeem all of your shares at the end of each time period;
     o your investment has a 5% return each year;
     o all distributions are reinvested; and
     o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:


                                  1 year       3 years      5 years     10 years
--------------------------------------------------------------------------------
                                   $102         $331         $574        $1,271


 Management of the Fund
The advisor for the Fund is:

                                    McMorgan & Company
                                    One Bush Street, Suite 800
                                    San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 1999, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $625 million.

Portfolio Management
--------------------
An investment management team at McMorgan & Company manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
---------------
The Fund pays the advisor an annual advisory fee of 0.45% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.41% of the Fund's average daily net assets in advisory fees to McMorgan & Company.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. The advisor has the right to terminate this undertaking with 60 day's notice. Any waiver by the advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Year 2000 Compliance
--------------------
McMorgan & Company is taking steps that it believes are reasonably designed to address Year 2000 compliance issues with respect to its computer systems. The Fund's major service providers have informed the advisor that they have taken comparable steps.


Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately and in a timely manner.


Your Account

Buying Shares
You may buy shares in the Fund with an initial investment of $5,000 or more. Additional investments may be made for as little as $250. Shares of this Class are only offered through broker-dealers and financial institutions that have selling agreements with the Distributor. The Fund has the right to waive the minimum investment requirements for employees of the Fund's investment advisor and its affiliates. The Fund also has the right to reject any purchase order.

Pricing of Fund Shares (Purchase Price)
---------------------------------------
The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time. There is no sales charge in connection with the purchase of shares.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Timing of Requests
------------------
All requests received by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time will be executed at that day's NAV. Orders received after 4:00 p.m. will be executed the following day at that day's NAV. These Funds do not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.




To Purchase Shares:
------------------------------------------------------------------------------------------------------------------------------------
                                     Initial Investment                                 Subsequent Investments
------------------------------------------------------------------------------------------------------------------------------------
                     o Complete and sign the Account                         o Make your check payable to the "McM
                       Registration Form.                                      Balanced Fund - Broker Shares Class B."
                     o Make your check payable to the "McM                   o Fill out an investment slip from an
By Mail                Balanced Fund - Broker Shares Class B."                 account statement, include your name and
                     o Mail the Account Registration Form                      and account number. Mail to:
                       your check to:                                       First Data Investor Services
                     First Data Investor Services                           Group, Inc.
                     Group, Inc.                                            211 South Gulph Road
                     211 South Gulph Road                                   P.O. Box 61767
                     P.O. Box 61767                                         King of Prussia, PA 19406
                     King of Prussia, PA 19406                               o Minimum subsequent investment for all
                     o Minimum Initial Investment is $5,000.                   accounts is $250.
------------------------------------------------------------------------------------------------------------------------------------
                     o Call (800) 831-1146 to arrange for a wire            o Call (800) 831-1146 to arrange for a
                       wire purchase. For same day purchase, the              wire purchase. For same day purchase,
                       the wire must be received before 4:00 p.m. Eastern     the wire must be received before 4:00 p.m. Eastern
By Wire                time. Wire federal funds to:                           time.  Wire federal funds to:
                     Boston Safe Deposit & Trust                            Boston Safe Deposit & Trust
                     ABA#:  011001234                                       ABA#:  011001234
                     For: First Data Investor Services Group, Inc.          For: First Data Investor Services Group, Inc.
                     Credit:  McM Balanced Fund                                     Credit:  McM Balanced Fund
                     Acct#:  004502                                         Acct#:  004502
                     FBO: (Insert Shareholder name                          FBO: (Insert Shareholder name
                     and account number).                                   and account number).
                     o Mail completed Account Registration Form             o Note: Your bank may charge a wire fee.
                       to the address above.
                     o Note: Your bank may charge a wire fee.
------------------------------------------------------------------------------------------------------------------------------------
                     o You may open an account by making an                 o You may add to an existing account by
By Exchange            exchange of Broker Shares Class B shares from          making an exchange from Broker Shares Class B
                       an existing Fund account.  Exchanges can be            shares of an existing Fund account.
                       made by mail, fax or telephone.  Call (800)            Exchanges can be made by mail, fax or
                       831-1146 for help.                                     telephone.  Call (800) 831-1146 for help.
                     o Note:  No fee or charge will apply, but              o Completed authorization form must be on
                       there may be a capital gain or loss.                   file in advance.
                                                                            o Note: No fee or charge will apply, but
                                                                              there may be a capital gain or loss.
------------------------------------------------------------------------------------------------------------------------------------
By                   o You must open a regular Fund account                 o Call (800) 831-1146 to request the form.
Automatic              with $5,000 minimum prior to                         o Complete and return the form and any
Investment                                                                    Investment plan. other required materials
                                                                            o Subsequent investments will be drawn from
                                                                              your bank account.
------------------------------------------------------------------------------------------------------------------------------------

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Funds.

The Fund may accept telephone orders. Unless you decline telephone privileges on your Account Registration Form, you may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Other Account Options
---------------------
Direct Deposit Program: You may buy additional shares by having certain payments from the federal government ONLY (i.e., federal salary, Social Security and certain veterans, military or other payments) automatically deposited in your fund account. The minimum investment under this program is $250. To participate, call (800) 831-1146 for an enrollment form.

Retirement Accounts: Tax deferred retirement programs such as 401(k) plans and IRAs may invest in the Fund. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call 800-831-1146.

Selling Your Shares
You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's transfer agent receives and accepts your order.

Timing of Requests
------------------
Redemption requests received in good order by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day's NAV. Requests received after 4:00 p.m. will be processed on the next business day.

Selling Recently Purchased Shares
The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days to allow the purchase check to clear.

Signature Guarantees
--------------------
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions, but not a notary public, can provide you with a signature guarantee.

To Sell Shares:

--------------------------------------------------------------------------------------------------------------------------------
                                        o   Submit a written request for redemption with:
                                            |X|  The Fund's name;
                                            |X|  Your Fund account number;
By Mail                                     |X|  The dollar amount or number of shares or percentage of the account to be redeemed; and
                                            |X|  Signatures of all persons required to sign for transactions, exactly as the shares are registered.
                                        o    Mail your request to:
                                             First Data Investor Services Group, Inc.
                                             211 South Gulph Road
                                             P.O. Box 61767
                                             King of Prussia, PA 19406
                                        o    A check will be mailed to the name and address in which the account is registered.

--------------------------------------------------------------------------------------------------------------------------------
                                        o    This option must be elected either on the initial Account Registration
                                             Form or subsequently in writing.
                                        o    Call (800) 831-1146.
By Wire                                 o    Wire redemption requests must be received before 4:00 p.m. for money to be wired the next business day.

--------------------------------------------------------------------------------------------------------------------------------
                                        o    This service must be elected in advance, either on the initial Account Registration
                                             Form or subsequently in writing.
                                        o    Call (800) 831-1146 with your request.
By Telephone                            o    The Fund will use reasonable procedures to confirm that the request is genuine.
                                        o    Written confirmation will be provided.

--------------------------------------------------------------------------------------------------------------------------------
                                        o    Complete the appropriate section on the Account Registration Form or call
                                             (800) 831-1146 to request a form to add the plan.
By Systematic                           o    To participate, you must own or purchase shares with a value of at least $10,000.
Withdrawal                              o    Withdrawals can be monthly, quarterly, semi-annually or annually.  The
Plan                                         minimum amount is $100.
--------------------------------------------------------------------------------------------------------------------------------

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service, which the Funds would not charge.

Additional Information on Buying and Selling Fund Shares
General Policies
----------------
The Fund reserves the right to:
     o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.
     o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).
     o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.
     o change the minimum investment amounts.
     o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.
     o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Minimum Balances
----------------
The Fund may redeem your remaining shares at net asset value if the balance of your account falls below $500 due to redemptions. The Fund will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Exchange Privileges
-------------------
Broker Shares Class B shares of the Fund may be exchanged for Broker Shares Class B shares of any of the other series of the Trust. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Mailings to Shareholders
------------------------
The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 800-831-1146.

Distribution Plan
-----------------
The Fund has adopted a 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its Broker Shares Class B shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions and Taxes
-----------------------
The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option
-------------------
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
------------------------------------
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                      Declared & Paid     Federal Tax Status
--------------------                      ---------------     ------------------

Dividends from Net Investment Income      quarterly           ordinary Income

Short-term Capital Gains                  annually            ordinary income

Long-term Capital Gains                   annually            capital gain


Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Backup Withholding
------------------
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks
The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-788-9485.

Other Potential Risks
---------------------
The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing
-------------------
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Additional Information
For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                                    McM Funds
                                    One Bush Street, Suite 800
                                    San Francisco, CA 94104
                                    Telephone: 800-788-9485
                                    Internet address: www.mcmfunds.com
                                                      ----------------

You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). To get paper copies, write or call the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Telephone:
800-SEC-0330. Note: The SEC charges a duplicating fee for paper copies.

You may also download a copy of these documents from the SEC's Internet website for no charge at http://www.sec.gov
                 ------------------


The McM Funds' SEC File No. is  811-8370

                                    McM FUNDS

                       McM Intermediate Fixed Income Fund


                                   PROSPECTUS
                              Broker Shares Class B


                                October 13, 1999






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents


The Fund


Fees and Expenses of the Fund
Management of the Fund
Your Account
         Buying Shares
         Selling Your Shares
         Additional Information on Buying and Selling Fund Shares
Distributions and Taxes
Other Investment Strategies and Risks
Additional Information                                               Back Cover

                       McM Intermediate Fixed Income Fund

         Type of Fund: An Intermediate Investment Grade Debt Fund
         Ticker Symbol: MCMNX
         -----------------------------------------------------------------

Investment Goal
     Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies
     The Fund invests in high quality, short to intermediate-term bonds, and other debt securities with average remaining maturities of up to 15 years. The average weighted portfolio maturity is generally between three and ten years.

     The Fund invests at least 65% of its assets in fixed-income securities. These securities are investment grade or issued or guaranteed by the U.S government, its agencies or instrumentalities. The Fund may invest up to 35% of its assets in U.S. government securities, short-term debt instruments or cash to control portfolio duration.

     The advisor establishes a target duration for the portfolio that is periodically adjusted based on the portfolio's expected real rate of return. The advisor may increase portfolio duration as the expected real rate of return increases and decrease portfolio duration as the expected real rate of return decreases.

     After target duration is selected, the advisor constructs a diversified portfolio of fixed-income securities with the following attributes:
          o    call protection
          o    high quality
          o    undervalued
          o    higher yield than the market
     The Fund principally invests in:
          o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
          o    corporate, bank and commercial obligations
          o mortgage-backed securities, including collateralized mortgage obligations
          o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks
     By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:
          o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. A fund such as this one, that invests most of its assets in debt securities, will exhibit similar responses to interest rate changes.

          o    credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity.
          o    call risk - the risk that a debt security might be redeemed prior to maturity.
          o prepayment risk - the risk that the obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability
     The Fund may be appropriate for investors who want higher returns than a money market fund. The Fund attempts to achieve higher returns by investing in short to intermediate-term securities that generally have higher yields and slightly more interest rate risk. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Intermediate Government/Corporate Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.


        -0.43%           14.95%          4.13%          7.91%           7.81%
--------------------------------------------------------------------------------
         1994             1995           1996           1997            1998


         Year-to-Date Return               -0.95% as of June 30th 1999
         Best Quarter                      5.00% in the second quarter of 1995
         Worst Quarter                     -0.98% in the second quarter of 1999

         *Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

                                Performance Table
             (Average annual total returns as of December 31, 1998)

                                              1 Year      3 Years       Since
                                                                      Inception*
      --------------------------------------------------------------------------
      McM Intermediate Fixed Income Fund       7.81%       6.59%        7.59%
      Lehman Brothers Intermediate             8.42%       6.75%        7.88%
      Government/Corporate Index

* Inception date July 14, 1994.

         [Definition of Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service Inc. The Fund may only invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.]

         [Definition of Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.]

         [Definition of Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed income investments and the expected inflation rate.]

Fees and Expenses of the Fund
The following table shows the fees and expenses you may pay if you buy and hold shares of the Broker Shares Class B shares of the Fund. The Broker Shares Class B shares of the Fund do not impose any front-end loads or deferred sales load, but do impose a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Broker Shares Class B series of the McM Funds or reinvesting dividends.



Annual Fund Operating
Expenses:
(expenses that are deducted
from Fund assets)
Management Fees                                         0.35%
Distribution (12b-1) Fees                               0.40%
Other Expenses*                                         0.17%
                                                        -----
Total Annual Operating
Expenses**                                              0.92%
                                                        ====


* Other Expenses are based on estimated amounts for the current fiscal year.
** These are the estimated gross fees and expenses that the Fund would have incurred for the fiscal year ended June 30, 1999, if the class had been operational and the advisor had not waived any fees. The advisor may discontinue waiving its fee at any time. To the extent that the advisor waived a portion of its advisory fee in an amount equivalent to the waiver on the other class of the Fund, actual expenses would have been:

   Management Fees                         0.33%
   Other Expenses                          0.17%
   Distribution (12b-1) Fees               0.40%
   Net Annual Operating
   Expenses                                0.90%
                                           =====

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
     o    you invest $10,000 in the Fund for the time periods indicated;
     o    you redeem all of your shares at the end of each time period;
     o    your investment has a 5% return each year;
     o    all distributions are reinvested; and
     o    operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:


                                  1 year       3 years      5 years     10 years
--------------------------------------------------------------------------------
                                   $92          $293         $509        $1,131

Management of the Fund
The advisor for the Fund is:

                         McMorgan & Company
                         One Bush Street, Suite 800
                         San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 1999, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $625 million.

Portfolio Management
An investment management team at McMorgan & Company manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
The Fund pays the advisor an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.33% of the Fund's average daily net assets in advisory fees to McMorgan & Company.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. The advisor has the right to terminate this undertaking with 60 day's notice. Any waiver by the advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Year 2000 Compliance
McMorgan & Company is taking steps that it believes are reasonably designed to address Year 2000 compliance issues with respect to its computer systems. The Fund's major service providers have informed the advisor that they have taken comparable steps.


Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately and in a timely manner.


Your Account

Buying Shares
You may buy shares in the Fund with an initial investment of $5,000 or more. Additional investments may be made for as little as $250. Shares of this Class are only offered through broker-dealers and financial institutions that have selling agreements with the Distributor. The Fund has the right to waive the minimum investment requirements for employees of the Fund's investment advisor and its affiliates. The Fund also has the right to reject any purchase order.

Pricing of Fund Shares (Purchase Price)
The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time. There is no sales charge in connection with the purchase of shares.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Timing of Requests
All requests received by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time will be executed at that day's NAV. Orders received after 4:00 p.m. will be executed the following day at that day's NAV. These Funds do not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

To Purchase Shares:

------------------------------------------------------------------------------------------------------------------------------
                                     Initial Investment                                 Subsequent Investments
------------------------------------------------------------------------------------------------------------------------------
                     o    Complete and sign the Account Registration       o    Make your check payable to the "McM Fixed
                          Form.                                                 Income Fund - Broker Shares Class B."
                     o    Make your check payable to the "McM Fixed        o    Fill out an investment slip from an account
By Mail                   Income Fund - Broker Shares Class B." Mail            statement, include your name and account
                          the Account Registration Form and your check          number. Mail to:
                          to:                                              First Data Investor Services
                     First Data Investor Services                          Group, Inc.
                     Group, Inc.                                           211 South Gulph Road
                     211 South Gulph Road                                  P.O. Box 61767
                     P.O. Box 61767                                        King of Prussia, PA 19406
                     King of Prussia, PA 19406                             o    Minimum subsequent investment for all
                     o    Minimum Initial Investment is $5,000.                 accounts is $250.
------------------------------------------------------------------------------------------------------------------------------
                     o    Call (800) 831-1146 to arrange for a wire        o    Call (800) 831-1146 to arrange for a wire
                          purchase. For same day purchase, the wire             purchase. For same day purchase, the wire
                          must be received before 4:00 p.m. Eastern             must be received by 4:00 p.m. Eastern time.
                          time. Wire federal funds to:                          Wire federal funds to:
                     Boston Safe Deposit & Trust                           Boston Safe Deposit & Trust
By Wire              ABA#:   011001234                                     ABA#:   011001234
                     For: First Data Investor Services Group, Inc.         For: First Data Investor Services Group, Inc.
                     Credit: McM Intermediate Fixed Income Fund            Credit: McM Intermediate Fixed Income Fund
                     Acct#:  004502                                        Acct#:  004502
                     FBO:    (Insert Shareholder name and account          FBO:    (Insert Shareholder name and account
                             number).                                              number).
                     o    Mail completed Account Registration Form to      o    Note: Your bank may charge a wire fee.
                          the address above.
                     o    Note: Your bank may charge a wire fee.
------------------------------------------------------------------------------------------------------------------------------
                     o    You may open an account by making an             o    You may add to an existing account by
By Exchange               exchange of Broker Shares Class B shares from         making an exchange from Broker Shares Class B
                          an existing Fund account. Exchanges can be            shares of an existing Fund account.
                          made by mail, fax or telephone. Call                  Exchanges can be made by mail, fax or
                          (800) 831-1146 for help.                              telephone. Call (800) 831-1146 for help.
                     o    Note: No fee or charge will apply, but           o    Completed authorization form must be on
                          there may be a capital gain or loss.                  file in advance.
                                                                           o    Note: No fee or charge will apply, but there
                                                                                may be a capital gain or loss.
------------------------------------------------------------------------------------------------------------------------------
                     o    You must open a regular Fund account with        o    Call (800) 831-1146 to request the form.
By Automatic              $5,000 minimum prior to participating in this    o    Complete and return the form and any
Investment                plan.                                                 other required materials.
                                                                           o    Subsequent investments will be drawn from
                                                                                your bank account.
------------------------------------------------------------------------------------------------------------------------------

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Funds.

The Fund may accept telephone orders. Unless you decline telephone privileges on your Account Registration Form, you may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Other Account Options
Direct Deposit Program: You may buy additional shares by having certain payments from the federal government ONLY (i.e., federal salary, Social Security and certain veterans, military or other payments) automatically deposited in your fund account. The minimum investment under this program is $250. To participate, call (800) 831-1146 for an enrollment form.

Retirement Accounts: Tax deferred retirement programs such as 401(k) plans and IRAs may invest in the Fund. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call 800-831-1146.

Selling Your Shares
You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's transfer agent receives and accepts your order.

Timing of Requests
Redemption requests received in good order by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day's NAV.
Requests received after 4:00 p.m. will be processed on the next business day.

Selling Recently Purchased Shares
The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days to allow the purchase check to clear.

Signature Guarantees
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions, but not a notary public, can provide you with a signature guarantee.

To Sell Shares:

------------------------------------------------------------------------------------------------------------------------------
                                        o    Submit a written request for redemption with:
                                             |X|  The Fund's name;
                                             |X|  Your Fund account number;
By Mail                                      |X|  The dollar amount or number of shares or percentage of the account to be redeemed; and
                                             |X|  Signatures of all persons required to sign for transactions, exactly as the shares are registered.
                                        o    Mail your request to: First Data Investor Services Group, Inc. 211 South Gulph
                                             Road P.O. Box 61767 King of Prussia, PA 19406
                                        o    A check will be mailed to the name and address in which the account is registered.
------------------------------------------------------------------------------------------------------------------------------
                                        o    This option must be elected either on the initial Account Registration Form or subsequently in writing.
By Wire                                 o    Call (800) 831-1146.
                                        o    Wire redemption requests must be received before 4:00 p.m. for money to be wired the next business day.
------------------------------------------------------------------------------------------------------------------------------
                                        o    This service must be elected in advance, either on the initial Account
                                             Registration Form or subsequently in writing.
By Telephone                            o    Call (800) 831-1146 with your request.
                                        o    The Fund will use reasonable procedures to confirm that the request is genuine.
                                        o    Written confirmation will be provided.
------------------------------------------------------------------------------------------------------------------------------
                                        o    Complete the appropriate section on the Account Registration Form or call
                                             (800) 831-1146 to request a form to add the plan.
By Systematic                           o    To participate, you must own or purchase shares with a value of at least $10,000.
Withdrawal                              o    Withdrawals can be monthly, quarterly, semi-annually or annually. The minimum
Plan                                         amount is $100.
------------------------------------------------------------------------------------------------------------------------------

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service, which the Funds would not charge.

Additional Information on Buying and Selling Fund Shares
General Policies
The Fund reserves the right to:

o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.

o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

o    change the minimum investment amounts.

o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Minimum Balances
The Fund may redeem your remaining shares at net asset value if the balance of your account falls below $500 due to redemptions. The Fund will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Exchange Privileges
Broker Shares Class B shares of the Fund may be exchanged for Broker Shares Class B shares of any of the other series of the Trust. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Mailings to Shareholders
The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 800-831-1146.

Distribution Plan
The Fund has adopted a 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its Broker Shares Class B shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                      Declared & Paid     Federal Tax Status
================================================================================
Dividends from Net Investment Income      monthly             ordinary Income

Short-term Capital Gains                  annually            ordinary income

Long-term Capital Gains                   annually            capital gain


Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Backup Withholding
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks
The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-788-9485.

Other Potential Risks
The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Additional Information

For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                       McM Funds
                       One Bush Street, Suite 800
                       San Francisco, CA 94104
                       Telephone: 800-788-9485
                       Internet address: www.mcmfunds.com

You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). To get paper copies, write or call the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Telephone:
800-SEC-0330. Note: The SEC charges a duplicating fee for paper copies.

You may also download a copy of these documents from the SEC's Internet website for no charge at http://www.sec.gov



The McM Funds' SEC File No. is  811-8370

                                    McM FUNDS
                              Broker Shares Class B


                              McM Fixed Income Fund

                                   PROSPECTUS


                                October 13, 1999







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents


The Fund

Fees and Expenses of the Fund

Management of the Fund

Your Account
         Buying Shares
         Selling Your Shares
         Additional Information on Buying and Selling Fund Shares

Distributions and Taxes

Other Investment Strategies and Risks

Additional Information                                                Back Cover

                              McM Fixed Income Fund

         Type of Fund: A Corporate Bond Fund
         Ticker Symbol: MCMFX
         -----------------------------------------------------------------

Investment Goal
     Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies
     The Fund invests in high quality, short to intermediate-term bonds, and other debt securities with average remaining maturities of up to 30 years. The average weighted portfolio maturity is generally between three and fifteen years.

     The Fund invests at least 65% of its assets in fixed-income securities, which are investment grade or issued or guaranteed by the U.S government, its agencies or instrumentalities. The Fund may invest up to 35% of its assets in U.S. government securities, short-term money market instruments or cash to control portfolio duration. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.

     The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Aggregate Bond Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

     Once a target duration is selected, the advisor constructs a diversified portfolio of fixed income securities with the following attributes:

     o  call protection
     o  high quality
     o  undervalued
     o  higher yield than the market

     The Fund principally invests in:

     o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
     o corporate, bank and commercial obligations
     o mortgage-backed securities, with an emphasis on collateralized mortgage obligations
     o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks
     By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

     o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. A fund such as this one, that invests most of its assets in debt securities, will exhibit similar responses to interest rate changes.

     o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity.

     o call risk - the risk that a debt security might be forcibly redeemed prior to maturity due to falling interest rates.

     o prepayment risk - the risk that obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability
     The Fund may be appropriate for investors who want higher returns than a money market fund. The Fund attempts to achieve higher returns by investing in intermediate term securities that generally have higher yields and slightly more interest rate risk. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Aggregate Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

     -0.73%        19.29%         3.04%           9.53%             8.52%
--------------------------------------------------------------------------------
      1994          1995          1996            1997               1998


         Year-to-Date Return                 -2.22% as of June 30th 1999
         Best Quarter                        6.65% in the second quarter of 1995
         Worst Quarter                       -2.14% in the first quarter of 1996

         * Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

                                Performance Table
             (Average annual total returns as of December 31, 1998)

                                               1 Year      3 Years     Since
                                                                     Inception*
      ==========================================================================
      McM Fixed Income Fund                     8.52%      6.99%       8.68%

      Lehman Brothers Aggregate Index           8.67%      7.29%       8.93%

* Inception date July 14, 1994.

         [Definition of Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.]

         [Definition of Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.]

Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold shares of the Broker Shares Class B shares of the Fund. The Broker Shares Class B shares of the Fund do not impose any front-end loads or deferred sales load, but do impose a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Broker Shares Class B series of the McM Funds or reinvesting dividends.


Annual Fund Operating
Expenses:
(expenses that are deducted
from Fund assets)

Management Fees                                                         0.35%

Distribution (12b-1) Fees                                               0.40%
Other Expenses*                                                         0.58%
                                                                        -----
Total Annual Operating
Expenses**                                                              1.33%
                                                                        =====

* Other Expenses are based on estimated amounts for the current fiscal year. ** These are the estimated gross fees and expenses that the Fund would have incurred for the fiscal year ended June 30, 1999 if this class had been operational and the advisor had not waived any fees. The advisor may discontinue waiving its fee at any time. With the advisor waiving fees in an amount equivalent to the waiver on the other class of the Fund, actual expenses would have been:

   Management Fees                         0.00%

   Other Expenses                          0.58%
   Distribution (12b-1) Fees               0.40%
                                           -----
   Net Annual Operating
   Expenses                                0.98%
                                           =====

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

     o you invest $10,000 in the Fund for the time periods indicated;
     o you redeem all of your shares at the end of each time period;
     o your investment has a 5% return each year;
     o all distributions are reinvested; and
     o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:


                                       1 year   3 years   5 years  10 years
--------------------------------------------------------------------------------
                                        $100     $421      $729     $1,601


Management of the Fund

The advisor for the Fund is:

                             McMorgan & Company
                             One Bush Street, Suite 800
                             San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 1999, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $625 million.

Portfolio Management
--------------------
An investment management team at McMorgan & Company manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
---------------
The Fund pays the advisor an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.00% of the Fund's average daily net assets in advisory fees to McMorgan & Company.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. The advisor has the right to terminate this undertaking with 60 day's notice. Any waiver by the advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Year 2000 Compliance
--------------------
McMorgan & Company is taking steps that it believes are reasonably designed to address Year 2000 compliance issues with respect to its computer systems. The Fund's major service providers have informed the advisor that they have taken comparable steps.


Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately and in a timely manner.


Your Account

Buying Shares
You may buy shares in the Fund with an initial investment of $5,000 or more. Additional investments may be made for as little as $250. Shares of this Class are only offered through broker-dealers and financial institutions that have selling agreements with the Distributor. The Fund has the right to waive the minimum investment requirements for employees of the Fund's investment advisor and its affiliates. The Fund also has the right to reject any purchase order.

Pricing of Fund Shares (Purchase Price)
---------------------------------------
The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time. There is no sales charge in connection with the purchase of shares.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Timing of Requests
------------------
All requests received by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time will be executed at that day's NAV. Orders received after 4:00 p.m. will be executed the following day at that day's NAV. These Funds do not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Purchase Shares:
------------------------------------------------------------------------------------------------------------------------------------
                                     Initial Investment                                 Subsequent Investments
------------------------------------------------------------------------------------------------------------------------------------
                     o  Complete and sign the Account                     o  Make your check payable to the "McM Fixed
                        Registration Form.                                   Income Fund - Broker Shares Class B."
                     o  Make your check payable to the "McM Fixed         o  Fill out an investment slip from an
By Mail                 Income Fund - Broker Shares Class B."                account statement, include your name and
                     o  Mail the Account Registration Form and               account number.  Mail to:
                        your check to:                                    First Data Investor Services
                     First Data Investor Services                         Group, Inc.
                     Group, Inc.                                          211 South Gulph Road
                     211 South Gulph Road                                 P.O. Box 61767
                     P.O. Box 61767                                       King of Prussia, PA 19406
                     King of Prussia, PA 19406                            o  Minimum subsequent investment for all
                     o  Minimum Initial Investment is $5,000.                accounts is $250.
------------------------------------------------------------------------------------------------------------------------------------
                     o  Call (800) 831-1146 to arrange for a wire         o  Call (800) 831-1146 to arrange for a
                        purchase. For same day purchase, the wire            wire purchase. For same day purchse, the wire
                        must be received before 4:00 p.m. Eastern            must be received by 4:00 p.m. Eastern time.
                        time. Wire federal funds to:                         Wire federal funds to:
                     Boston Safe Deposit & Trust                          Boston Safe Deposit & Trust
By Wire              ABA#:  011001234                                     ABA#:  011001234
                     For: First Data Investor Services Group, Inc.        For: First Data Investor Services Group, Inc.
                     Credit:  McM Fixed Income Fund                       Credit:  McM Fixed Income Fund
                     Acct#:  004502                                       Acct#:  004502
                     FBO:    (Insert Shareholder name and                 FBO:    (Insert Shareholder name and
                     account number).                                     account number).
                     o  Mail completed Account Registration Form          o  Note: Your bank may charge a wire fee.
                        to the address above.
                     o  Note: Your bank may charge a wire fee.
------------------------------------------------------------------------------------------------------------------------------------
                     o  You may open an account by making an              o  You may add to an existing account by
By Exchange             exchange of Broker Shares Class B shares from        making an exchange from Broker Shares Class B
                        an existing Fund account.  Exchanges can be          shares of an existing Fund account.
                        made by mail, fax or telephone. Call (800)           Exchanges can be made by mail, fax or
                        831-1146 for help.                                   telephone.  Call (800) 831-1146 for help.
                     o  Note:  No fee or charge will apply, but           o  Completed authorization form must be on
                        there may be a capital gain or loss.                 file in advance.
                                                                          o  Note: No fee or charge will apply, but there
                                                                             may be a capital gain or loss.
------------------------------------------------------------------------------------------------------------------------------------
                     o  You must open a regular Fund account with         o  Call (800) 831-1146 to request the form.
By                      $5,000 minimum prior to participating in this     o  Complete and return the form and any
Automatic               plan.                                                other required materials.
Investment                                                                o  Subsequent investments will be drawn from
                                                                             your bank account.
------------------------------------------------------------------------------------------------------------------------------------

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Funds.

The Fund may accept telephone orders. Unless you decline telephone privileges on your Account Registration Form, you may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Other Account Options
---------------------
Direct Deposit Program: You may buy additional shares by having certain payments from the federal government ONLY (i.e., federal salary, Social Security and certain veterans, military or other payments) automatically deposited in your fund account. The minimum investment under this program is $250. To participate, call (800) 831-1146 for an enrollment form.

Retirement Accounts: Tax deferred retirement programs such as 401(k) plans and IRAs may invest in the Fund. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call 800-831-1146.

Selling Your Shares

You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's transfer agent receives and accepts your order.

Timing of Requests
------------------
Redemption requests received in good order by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day's NAV. Requests received after 4:00 p.m. will be processed on the next business day.

Selling Recently Purchased Shares
---------------------------------
The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days to allow the purchase check to clear.

Signature Guarantees
--------------------
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions, but not a notary public, can provide you with a signature guarantee.

To Sell Shares:

--------------------------------------------------------------------------------
               o   Submit a written request for redemption with:
                   |X|  The Fund's name;
                   |X|  Your Fund account number;
By Mail            |X|  The dollar amount or number of shares or percentage of
                        the account to be redeemed; and
                   |X|  Signatures of all persons required to sign for
                        transactions, exactly as the shares are registered.
               o   Mail your request to:
                   First Data Investor Services Group, Inc.
                   211 South Gulph Road
                   P.O. Box 61767
                   King of Prussia, PA 19406
               o   A check will be mailed to the name and address in which the account is registered.
--------------------------------------------------------------------------------
               o   This option must be elected either on the initial Account
                   Registration Form or subsequently in writing.
               o   Call (800) 831-1146.
By Wire        o   Wire redemption requests must be received before 4:00 p.m.
                   for money to be wired the next business day.
--------------------------------------------------------------------------------
               o   This service must be elected in advance, either on the
                   initial Account Registration Form or subsequently in writing.
               o   Call (800) 831-1146 with your request.
By Telephone   o   The Fund will use reasonable procedures to confirm that the request is genuine.
               o   Written confirmation will be provided.
--------------------------------------------------------------------------------
               o   Complete the appropriate section on the Account Registration
                   Form or call (800) 831-1146 to request a form to add the
                   plan.
By Systematic  o   To participate, you must own or purchase shares with a value
Withdrawal         of at least $10,000.
Plan           o   Withdrawals can be monthly, quarterly, semi-annually or
                   annually.  The minimum amount is $100.
--------------------------------------------------------------------------------
Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service, which the Funds would not charge.

Additional Information on Buying and Selling Fund Shares

General Policies
----------------
The Fund reserves the right to:
     o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.
     o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).
     o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.
     o change the minimum investment amounts.
     o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.
     o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Minimum Balances
----------------
The Fund may redeem your remaining shares at net asset value if the balance of your account falls below $500 due to redemptions. The Fund will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Exchange Privileges
-------------------
Broker Shares Class B shares of the Fund may be exchanged for Broker Shares Class B shares of any of the other series of the Trust. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Mailings to Shareholders
------------------------
The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 800-831-1146.

Distribution Plan
-----------------
The Fund has adopted a 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its Broker Shares Class B shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option
-------------------
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
------------------------------------
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                   Declared & Paid   Federal Tax Status
================================================================================
Dividends from Net Investment Income   monthly           ordinary Income

Short-term Capital Gains               annually          ordinary income

Long-term Capital Gains                annually          capital gain


Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Backup Withholding
------------------
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks

The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-788-9485.

Other Potential Risks
---------------------
The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.


Defensive Investing
-------------------
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Additional Information
For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                    McM Funds
                    One Bush Street, Suite 800
                    San Francisco, CA 94104
                    Telephone: 800-788-9485
                    Internet address: www.mcmfunds.com
                                      ----------------

You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). To get paper copies, write or call the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Telephone:
800-SEC-0330. Note: The SEC charges a duplicating fee for paper copies.

You may also download a copy of these documents from the SEC's Internet website for no charge at http://www.sec.gov
                 ------------------


The McM Funds' SEC File No. is  811-8370

                                    McM FUNDS


                           McM Equity Investment Fund

                                   PROSPECTUS
                              Broker Shares Class B


                                October 13, 1999


















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents


The Fund

Fees and Expenses of the Fund
Management of the Fund
Your Account
         Buying Shares
         Selling Your Shares
         Additional Information on Buying and Selling Fund Shares
Distributions and Taxes
Other Investment Strategies and Risks
Additional Information                                                Back Cover

                           McM Equity Investment Fund

         Type of Fund: A Growth Fund
         Ticker Symbol: MCMEX
         ------------------------------------------------------------------

Investment Goal
     Above-average total return consistent with reasonable risk.

Principal Investment Strategies
     The Fund primarily invests in common stocks that pay dividends and offer prospects for capital growth and income growth.

     The advisor uses a "top-down" approach to monitor risk at the portfolio level by analyzing factors such as market capitalization, and the historic and expected growth of various sectors and industries. The advisor then selects individual securities within these targeted sectors and industries based on a risk-adjusted expected return analysis (i.e., the difference between the absolute expected return of the portfolio and the market, plus or minus an amount computed to compensate for the degree to which historical volatility of the portfolio has exceeded or fallen short of the overall market).

     The Fund generally will be as fully invested as possible, but always at least 65%, in equity securities of companies with the following attributes:
          o ability to pay above-average dividends
          o sustained earnings and growth potential
          o strong management and balance sheet
          o market undervaluation in light of expected future earnings

     The Fund may also invest up to 35% of its assets in fixed income assets including:

          o U.S. government securities
          o short-term money market instruments, including U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances
          o repurchase agreements

Principal Risks
     By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:
          o market risk - the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions
          o interest rate risk - the risk that securities (principally fixed income securities) held by the Fund will increase or decrease in value as interest rates change

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.


    1.24%              35.94%           26.80%            33.84%          27.76%
--------------------------------------------------------------------------------
    1994                1995             1996              1997            1998


         Year-to-Date Return               9.75% as of June 30, 1999
         Best Quarter                      20.25% in the fourth quarter of 1998
         Worst Quarter                     -7.78% in the third quarter of 1998

         * Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


                                Performance Table
             (Average annual total returns as of December 31, 1998)

                                                                        Since
                                        1 Year         3 Years        Inception*
--------------------------------------------------------------------------------
McM Equity Investment Fund              27.76%          29.40%          27.72%
S&P 500 Index                           28.69%          28.27%          27.69%

* Inception date July 14, 1994.

Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold shares of the Broker Shares Class B shares of the Fund. The Broker Shares Class B shares of the Fund do not impose any front-end loads or deferred sales load, but do impose a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Broker Shares Class B series of the McM Funds or reinvesting dividends.


Annual Fund Operating
Expenses:
(expenses that are deducted
from Fund assets)
Management Fees                                                         0.50%
Distribution (12b-1) Fees                                               0.40%
Other Expenses*                                                         0.16%
Total Annual Operating
Expenses                                                                1.06%
                                                                        =====

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
     o you invest $10,000 in the Fund for the time periods indicated;
     o you redeem all of your shares at the end of each time period;
     o your investment has a 5% return each year;
     o all distributions are reinvested; and
     o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:


                                  1 year       3 years      5 years     10 years
--------------------------------------------------------------------------------
                                   $108         $337         $585         $1294



Management of the Fund
The advisor for the Fund is:

                                    McMorgan & Company
                                    One Bush Street, Suite 800
                                    San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 1999, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $625 million.

Portfolio Management
--------------------
An investment management team at McMorgan & Company manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
---------------
The Fund pays the advisor an annual advisory fee of 0.50% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.50% of the Fund's average daily net assets in advisory fees to McMorgan & Company.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. The advisor has the right to terminate this undertaking with 60 day's notice. Any waiver by the advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Year 2000 Compliance
--------------------
McMorgan & Company is taking steps that it believes are reasonably designed to address Year 2000 compliance issues with respect to its computer systems. The Fund's major service providers have informed the advisor that they have taken comparable steps.


Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately and in a timely manner.


Your Account

Buying Shares
You may buy shares in the Fund with an initial investment of $5,000 or more. Additional investments may be made for as little as $250. Shares of this Class are only offered through broker-dealers and financial institutions that have selling agreements with the Distributor. The Fund has the right to waive the minimum investment requirements for employees of the Fund's investment advisor and its affiliates. The Fund also has the right to reject any purchase order.

Pricing of Fund Shares (Purchase Price)
---------------------------------------
The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time. There is no sales charge in connection with the purchase of shares.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Timing of Requests
------------------
All requests received by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time will be executed at that day's NAV. Orders received after 4:00 p.m. will be executed the following day at that day's NAV. These Funds do not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


To Purchase Shares:
------------------------------------------------------------------------------------------------------------------------------------
                                     Initial Investment                                 Subsequent Investments
------------------------------------------------------------------------------------------------------------------------------------
                     o    Complete and sign the Account                   o    Make your check payable to the "McM
                          Registration Form.                                   Equity Investment Fund - Broker Shares
                     o    Make your check payable to the "McM                  Class B."
By Mail                   Equity Investment Fund - Broker Shares          o    Fill out an investment slip from an
                          Class  B."                                           account statement, include your name and
                     o    Mail the Account Registration Form and               account number.  Mail to:
                          your check to:                                  First Data Investor Services
                     First Data Investor Services                         Group, Inc.
                     Group, Inc.                                          211 South Gulph Road
                     211 South Gulph Road                                 P.O. Box 61767
                     P.O. Box 61767                                       King of Prussia, PA 19406
                     King of Prussia, PA 19406                            o    Minimum subsequent investment for all
                     o    Minimum Initial Investment is $5,000.                accounts is $250.
------------------------------------------------------------------------------------------------------------------------------------
                     o    Call (800) 831-1146 to arrange for a wire       o    Call (800) 831-1146 to arrange for a wire purchase.
                          purchase. For same day purchase,                     For same day purchase, the wire must be received by
                          the wire must be received before 4:00 p.m.           4:00 p.m. Eastern time. Wire federal funds to:
By Wire                   Eastern time. Wire federal funds to:
                     Boston Safe Deposit & Trust                          Boston Safe Deposit & Trust
                     ABA#:  011001234                                     ABA#:  011001234
                     For: First Data Investor Services Group, Inc.        For: First Data Investor Services Group, Inc.
                     Credit:  McM Equity Investment Fund                  Credit:  McM Equity Investment Fund
                     Acct#:  004502                                       Acct#:  004502
                     FBO:    (Insert Shareholder name                     FBO:    (Insert Shareholder name
                     and account number).                                 and account number).
                     o    Mail completed Account Registration Form        o    Note: Your bank may charge a wire fee.
                          to the address above.
                     o    Note: Your bank may charge a wire fee.
------------------------------------------------------------------------------------------------------------------------------------
                     o    You may open an account by making an            o    You may add to an existing account by
By Exchange               exchange of Broker Shares Class B shares from        making an exchange from Broker Shares Class B
                          an existing Fund account.  Exchanges can be          shares of an existing Fund account.
                          made by mail, fax or telephone.                      Exchanges can be made by mail, fax or
                          Call (800)  831-1146 for help.                       telephone.  Call (800) 831-1146 for help.
                     o    Note:  No fee or charge will apply, but         o    Completed authorization form must be on
                          there may be a capital gain or loss.                 file in advance.
                                                                          o    Note: No fee or charge will apply, buy there may
                                                                               be a capital gain or loss.
------------------------------------------------------------------------------------------------------------------------------------

                     o    You must open a regular Fund account with       o    Call (800) 831-1146 to request the form.
By Automatic              $5,000 minimum prior to participating in this   o    Complete and return the form and any
Investment                plan.                                                other required materials.
                                                                          o    Subsequent investments will be drawn from
                                                                               your bank account.
------------------------------------------------------------------------------------------------------------------------------------

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Funds.

The Fund may accept telephone orders. Unless you decline telephone privileges on your Account Registration Form, you may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Other Account Options
---------------------
Direct Deposit Program: You may buy additional shares by having certain payments from the federal government ONLY (i.e., federal salary, Social Security and certain veterans, military or other payments) automatically deposited in your fund account. The minimum investment under this program is $250. To participate, call (800) 831-1146 for an enrollment form.

Retirement Accounts: Tax deferred retirement programs such as 401(k) plans and IRAs may invest in the Fund. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call 800-831-1146.

Selling Your Shares
You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's transfer agent receives and accepts your order.

Timing of Requests
------------------
Redemption requests received in good order by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day's NAV.
Requests received after 4:00 p.m. will be processed on the next business day.

Selling Recently Purchased Shares
---------------------------------
The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days to allow the purchase check to clear.

Signature Guarantees
--------------------
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions, but not a notary public, can provide you with a signature guarantee.


To Sell Shares:

------------------------------------------------------------------------------------------------------------------------------------
                                        o        Submit a written request for redemption with:
                                                 |X|      The Fund's name;
                                                 |X|      Your Fund account number;
By Mail                                          |X|      The dollar amount or number of shares or percentage of the account to be redeemed; and
                                                 |X|      Signatures of all persons required to sign for transactions, exactly as the shares are registered.
                                        o    Mail your request to:
                                             First Data Investor Services Group, Inc.
                                             211 South Gulph Road
                                             P.O. Box 61767
                                             King of Prussia, PA 19406
                                        o    A check will be mailed to the name and address in which the account is registered.
------------------------------------------------------------------------------------------------------------------------------------
                                        o    This option must be elected either on the initial Account Registration
                                             Form or subsequently in writing.
                                        o    Call (800) 831-1146.
By Wire                                 o    Wire redemption requests must be received before 4:00 p.m. for money to be wired the next business day.
------------------------------------------------------------------------------------------------------------------------------------
                                        o    This service must be elected in advance, either on the initial Account Registration
                                             Form or subsequently in writing.
                                        o    Call (800) 831-1146 with your request.
By Telephone                            o    The Fund will use reasonable procedures to confirm that the request is genuine.
                                        o    Written confirmation will be provided.
------------------------------------------------------------------------------------------------------------------------------------
                                        o    Complete the appropriate section on the Account Registration Form or call
                                             (800) 831-1146 to request a form to add the plan.
By Systematic                           o    To participate, you must own or purchase shares with a value of at least $10,000.
Withdrawal                              o    Withdrawals can be monthly, quarterly, semi-annually or annually.  The minimum amount
Plan                                          is $100.
------------------------------------------------------------------------------------------------------------------------------------

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service, which the Funds would not charge.

Additional Information on Buying and Selling Fund Shares
General Policies
----------------
The Fund reserves the right to:
     o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.
     o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).
     o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.
     o change the minimum investment amounts.
     o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.
     o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Minimum Balances
----------------
The Fund may redeem your remaining shares at net asset value if the balance of your account falls below $500 due to redemptions. The Fund will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Exchange Privileges
-------------------
Broker Shares Class B shares of the Fund may be exchanged for Broker Shares Class B shares of any of the other series of the Trust. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Mailings to Shareholders
------------------------
The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 800-831-1146.

Distribution Plan
-----------------
The Fund has adopted a 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its Broker Shares Class B shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option
-------------------
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
------------------------------------
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                    Declared & Paid     Federal Tax Status
--------------------------------------------------------------------------------
Dividends from Net Investment Income    quarterly           ordinary Income

Short-term Capital Gains                annually            ordinary income

Long-term Capital Gains                 annually            capital gain


Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Backup Withholding
------------------
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks
The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-788-9485.

Other Potential Risks
---------------------
The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing
-------------------
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Additional Information
For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

 You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                           McM Funds
                           One Bush Street, Suite 800
                           San Francisco, CA 94104
                           Telephone: 800-788-9485
                           Internet address: www.mcmfunds.com
                                             ----------------

You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). To get paper copies, write or call the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Telephone:
800-SEC-0330. Note: The SEC charges a duplicating fee for paper copies.

You may also download a copy of these documents from the SEC's Internet website for no charge at http://www.sec.gov
                 ------------------


The McM Funds' SEC File No. is  811-8370

                       STATEMENT OF ADDITIONAL INFORMATION



                                October 13, 1999


--------------------------------------------------------------------------------

                                    McM FUNDS

--------------------------------------------------------------------------------

             MONEY MARKET FUND                         BALANCED FUND

         McM Principal Preservation Fund              McM Balanced Fund


              FIXED INCOME FUNDS                        EQUITY FUNDS

         McM Intermediate Fixed Income Fund       McM Equity Investment Fund
         McM Fixed Income Fund





This Statement of Additional Information dated October __, 1999 is not a prospectus. It should be read in conjunction with the McM Funds Prospectus dated October __, 1999, which is incorporated by reference herein. A copy of the Prospectus may be obtained without charge by contacting either the Advisor or the Distributor at the addresses and telephone numbers below.



Underwriter:                                                          Advisor:
First Data Distributors, Inc.                               McMorgan & Company
4400 Computer Drive                                 One Bush Street, Suite 800
Westborough, MA 01581                                 San Francisco, CA  94104
(800) 831-1146                                                  (800) 788-9485





The Annual Report, which contains important financial information about the McM Funds, is incorporated by reference into this Statement of Additional Information and is also available without charge at the above phone numbers or addresses.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                           Page 1

                             TABLE OF CONTENTS

                                                                                                               PAGE

McM Funds.........................................................................................................3
Investment Policies
     Mortgage-Backed Securities and Mortgage Pass-Through Securities..............................................3
     Collateralized Mortgage Obligations, Real Estate Mortgage Investment Conduit
       and Multi-Class Pass-Throughs..............................................................................3
     Resets.......................................................................................................4
     Caps and Floors..............................................................................................4
     Stripped Mortgage-Backed Securities..........................................................................4
     Risks of Mortgage-Backed Securities..........................................................................5
     Other Mortgage-Backed Securities.............................................................................5
     Asset-Backed Securities......................................................................................6
     Futures Contracts and Related Options........................................................................6
     Risk Factors of Options, Futures, and Forward Contracts..................................................... 6
     Options......................................................................................................6
     Purchasing Call Options......................................................................................7
     Covered Call Writing.........................................................................................7
     Purchasing Put Options.......................................................................................8
     Writing Put Options..........................................................................................8
     Swaps........................................................................................................9
     Forward Commitments, When-Issued Securities and Delayed Delivery Transactions................................9
     Variable and Floating Rate Instruments.......................................................................9
     Repurchase Agreements........................................................................................9
     Reverse Repurchase Agreements...............................................................................10
     Borrowing...................................................................................................10
     Securities Lending..........................................................................................10
     Securities of Other Investment Companies....................................................................10
     Foreign Securities..........................................................................................11
     Restricted Securities.......................................................................................11
     Rule 144A Securities........................................................................................11
     Illiquid Securities.........................................................................................11
     Convertible Securities......................................................................................11
     Money Market Instruments....................................................................................11
     Temporary Defensive Measures................................................................................12
     Other Investments...........................................................................................12
Investment Restrictions..........................................................................................12
Trustees and Officers............................................................................................13
Control Persons and Principal Holders of Securities..............................................................14
Investment Advisory and Other Services
     Investment Advisory Agreement...............................................................................17
     Transfer Agent..............................................................................................18
     Administrative Services.....................................................................................18
     Accounting Services.........................................................................................18
     Custodian and Custody Administrator.........................................................................19
     Underwriter.................................................................................................19
Portfolio Transactions and Brokerage Commissions.................................................................20
Shares of Beneficial Interest....................................................................................20
Purchases, Redemptions and Pricing of Shares.....................................................................21
Taxes............................................................................................................22
Performance Information..........................................................................................24
     Total Return Calculations...................................................................................24
     Yield of Principal Preservation Fund........................................................................25
     Yields of Intermediate Fixed Income Fund and Fixed Income Fund..............................................25
Other Information................................................................................................26

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McM Funds - Statement of Additional Information                           Page 2



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                                    McM FUNDS

McM Funds, One Bush Street, Suite 800, San Francisco, California, 94104, is an open-end, diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). McM Funds offers shares of beneficial interest (the "Shares") in the following series: McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund") (each a "Fund" and collectively the "Funds"). The McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund offer two classes of shares: McM Funds shares and Broker Shares Class B shares (referred to individually as a "class" and collectively as the "classes"). The McM Principal Preservation Fund only offers the McM Funds class of shares.

Each Fund is a separate series of McM Funds, a Delaware business trust organized by a Trust Instrument dated February 3, 1994, as amended May 9, 1994. The Trustees of McM Funds may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

                      INVESTMENT POLICIES AND RELATED RISKS

The following supplements the information contained in the Prospectus concerning the investment policies and related risks of the Funds. The investment practices described below, except for the discussion of portfolio loan transactions and borrowing, are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities
Each Fund (except Principal Preservation Fund) may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations").

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

For federal income tax purposes, other than diversification under Subchapter M, mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool. The mortgage securities which are issued or guaranteed by GNMA, FHLMC or FNMA are called pass-through certificates ("Certificates") because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund). The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "Risks of Mortgage Securities").

Collateralized Mortgage Obligations ("CMOs"), Real Estate Mortgage Investment Conduits ("REMICs") and Multi-Class Pass-Throughs.
Each Fund (except Principal Preservation Fund) may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. Such securities may be issued or guaranteed by U.S. Government agencies or issued by certain financial institutions and other mortgage lenders. CMOs and REMICs are debt instruments issued by special purpose entities, which are secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying

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collateral allows the payment of debt service on the CMO or REMIC or scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable rate tranches, known as "floating rate CMOs," will be considered as adjustable rate mortgage securities (?ARMS?) by a Fund. Floating rate CMOs may be backed by fixed-rate or adjustable rate mortgages. Floating rate CMOs are typically issued with lifetime "caps" on the coupon rate. These "caps," similar to the "caps" on adjustable rate mortgages, represent a ceiling beyond which the coupon rate on a floating rate CMO may not be increased regardless of increases in the interest rate index to which the floating rate CMO is based.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

Yields on privately-issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. The risk of loss due to default on such instruments is higher because they are not guaranteed by the U.S.
Government. McM Funds will not invest in subordinated privately-issued CMOs.

Resets
The interest rates paid on the ARMS and CMOs in which a Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or moving average of mortgage rates.

Caps and Floors
The underlying mortgages which collateralize the ARMS and CMOs in which a Fund invests will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

Stripped Mortgage-Backed Securities
Each Fund (except Principal Preservation Fund) may also invest in stripped mortgage-backed securities, which are derivative multi-class mortgage securities. The stripped mortgage-backed securities in which a Fund may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which a Fund may invest.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to

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McM Funds - Statement of Additional Information                           Page 4


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maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by the Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these IO securities even if the securities are rated in the highest rating categories, AAA or Aaa, by Standard & Poor's Ratings Group ("S&P") or Moody's Investor Services, Inc.("Moody's"), respectively.

Stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The U.S. Securities and Exchange Commission has indicated that it views such securities as illiquid. A Fund?s investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of a Fund's net assets.

Risks of Mortgage-Backed Securities
The mortgage-backed securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage-backed securities (i.e., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of noncallable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage-backed security would likely decline to the same extent as a conventional fixed rate security.

In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

A Fund may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

Other Mortgage-Backed Securities
The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments the principal or interest payments of which may vary or the terms to maturity of which may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities. A Fund will not invest in any new types of mortgage-related securities without prior disclosure to the shareholders of the respective Fund.
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Asset-Backed Securities
Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other assets of a financial character. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

Futures Contracts and Related Options
Each Fund (except Principal Preservation Fund) may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 20% or less of its total assets.

At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the U.S. Securities and Exchange Commission.

Risk Factors of Options, Futures and Forward Contracts
The primary risks associated with the use of futures contracts and options are:
(i) imperfect correlation between the change in market value of the securities held by a Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) McMorgan & Company?s (the ?Advisor?) ability to predict correctly the direction of security prices, interest rates and other economic factors.

Options
Each Fund (except Principal Preservation Fund) may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation to the extent that premiums paid on all outstanding call options do not exceed 20% of a Fund's total assets. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. Each Fund (except Principal Preservation Fund) may write covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than a direct investment in the underlying securities. A Fund may lose potential market appreciation if the Advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

A Fund may use options traded on U.S. exchanges and, to the extent permitted by law, options traded over-the-counter. A Fund will invest in such options only to the extent consistent with its 10% limit on investments in illiquid securities. A Fund will write call and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written

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provided the difference is maintained by the Fund in liquid assets such as cash,
U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by McM Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Purchasing Call Options
Each Fund (except Principal Preservation Fund) may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss that would be characterized as short-term unless the option was held for more than one year.

Covered Call Writing
Each Fund (except Principal Preservation Fund) may write covered call options from time to time on such portions of their portfolios, without limit, as the Advisor determines is appropriate in seeking to obtain a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.
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Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options
Each Fund (except Principal Preservation Fund) may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if, at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed-upon price up to an agreed date. A Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options
Each Fund (except Principal Preservation Fund) may also write put options on a secured basis, which means that a Fund will maintain, in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

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Swaps
To help enhance the value of its portfolio or manage its exposure to different types of investments, the Balanced Fund, Intermediate Fixed Income Fund and Fixed Income Fund may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps", "floors" and "collars". The potential loss from investing in swap agreements is much greater than the amount initially invested. This would protect a Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by McM Funds' custodian bank. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed-upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed-upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks relating to the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions Each Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on this basis. No income will accrue on securities purchased on a when-issued or delayed delivery basis until the securities are delivered. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed delivery or a forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if the Advisor deems it appropriate to do so.

A Fund may dispose of or negotiate a when-issued or forward commitment. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account cash, U.S. Government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Variable and Floating Rate Instruments
With respect to the variable and floating rate instruments that may be acquired by Intermediate Fixed Income Fund and Fixed Income Fund, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets a Fund?s quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Repurchase Agreements
Each Fund may enter into repurchase agreements to earn income. McM Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor pursuant to guidelines established by

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                           Page 9

McM Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. No more than 10% of a Fund?s net assets will be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days.

The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements are considered to be collateralized loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Principal Preservation Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

Reverse Repurchase Agreements
Each Fund may obtain funds for temporary defensive purposes by entering into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account consisting of cash, U.S. Government securities or other high-grade liquid debt obligations having a value at least equal to the repurchase price, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are considered borrowings by the Fund, and as such are subject to the investment limitations discussed in the section entitled "Borrowing."

Borrowing
Each Fund (except Principal Preservation Fund) has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Fund's total assets less liabilities (other than borrowings). No Fund will purchase securities while borrowings in excess of 5% of its total assets are outstanding.

Securities Lending
To increase return on portfolio securities, each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. A Fund will not lend portfolio securities in excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Securities of Other Investment Companies
Each Fund may invest in securities issued by other investment companies that invest in securities in which the Fund is permitted to invest. In addition, each Fund may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include limits to its investments in securities issued by other investment companies, so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or Funds as a whole. As a shareholder of another investment company, each Fund would bear along with other shareholders its pro rata portion of the investment company's expenses, including advisory fees. In accordance with applicable state regulatory provisions, the Advisor has agreed to waive its management fee with respect to the portion of any Fund's assets invested in shares of other open-end investment companies. In the case of

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 10
closed-end investment companies, these expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Foreign Securities
Each Fund (except Principal Preservation Fund) may only invest indirectly in foreign securities through American Depository Receipts and European Depository Receipts ("ADR's" and "EDR's"). For many foreign securities, there are U.S. dollar denominated ADR's, which are bought and sold in the United States and are issued by domestic banks. ADR's represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. In general, there is a large, liquid market in the United States for most ADR's. Each Fund may also invest in EDR's which are receipts evidencing an arrangement with a European bank similar to that for ADR's and are designed for use in the European securities markets. EDR's are not necessarily denominated in the currency of the underlying security. McM Funds will not invest in unsponsored ADR's and EDR's.

Investments made in foreign securities, whether made directly or indirectly, involve certain inherent risks, such as those related to changes in foreign currency exchange rates, future political and economic developments, the possible imposition of foreign withholding tax on the interest or dividend income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by a Fund.

Restricted Securities
Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "Securities Act"), to no more than 10% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by McM Funds? Board of Trustees.

Rule 144A Securities
Each Fund may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by McM Funds? Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Illiquid Securities
Each Fund will not invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act are subject to these percentage limits (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

Convertible Securities
Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange those securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Money Market Instruments
Money market instruments in which a Fund may invest include, but are not limited to, the following: short-term corporate obligations, letters of credit backed by commercial paper, time deposits, trading securities, variable and floating rate notes, master demand notes and bank obligations.

Bank obligations include bankers' acceptances and negotiable certificates of deposit issued by a U.S. bank, savings bank or savings association that is a member of the Federal Reserve System or insured by the Federal Deposit Insurance Corporation. Investments in bank obligations are limited to the obligations of financial institutions having $1 billion or more in total assets at the time of purchase.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 11

Investments by McM Funds in commercial paper will consist of issues that are rated "A-1" or better by S&P or "Prime-1" by Moody's, and regarding up to 5% of the Principal Preservation Fund, commercial paper rated "A-2" by S&P or "Prime-2" by Moody's. In addition, McM Funds may acquire unrated commercial paper that is determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by McM Funds. Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by McM Funds, McM Funds may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

Time Deposits carry some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

Because Variable and Floating Rate Notes are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, if these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

Temporary Defensive Measures For temporary and defensive purposes, each Fund (except Principal Preservation Fund) may invest up to 100% of its total assets in investment grade short-term fixed income securities (including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. Each Fund may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Other Investments The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.


                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to each Fund and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

Except as set forth under "Investment Objectives" and "Investment Strategies" in the Prospectus, each Fund may not:

     (1) As to 75% of its total assets, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

     (2) Purchase or sell real estate (but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

     (3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 12

     (4)   Make investments in securities for the purpose of exercising control;

     (5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

     (6) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

     (7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

     (8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

      (9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act;

     (11) Invest in puts, calls, straddles or combinations thereof except to the extent otherwise disclosed in the Prospectus; and

     (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.


                              TRUSTEES AND OFFICERS

McM Funds has a Board of Trustees that establishes each Fund's policies and supervises and reviews the management of each Fund. The officers of McM Funds and the Advisor administer the day-to-day operations of the Funds pursuant to the terms of the Investment Advisory Agreement with each Fund.

Information pertaining to the Trustees and executive officers of McM Funds is set forth below.

                                                                            Aggregate
                                                     Principal          Compensation From       Total Compensation
                                  Position(s)      Occupation(s)        Trust To Date for      From Trust and Fund
     Name, Address                Held with         During Past         Fiscal Year Ended          Complex Paid
       and Age                    Registrant        Five Years            June 30, 1999             to Trustees
       -------                    ----------        ----------            -------------             -----------
Terry A. O'Toole, CPA*      52    Chairman      President  and  CEO,            N/A                     N/A
McMorgan & Company                and           McMorgan &
One Bush Street, Suite 800        President     Company
San Francisco, CA  94104

Kenneth I. Rosenblum        58    Trustee       Independent                   $6,750                  $6,750
1299 Ocean Avenue                               Consultant
Suite 333
Santa Monica, CA  90401

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 13


Walter B. Rose              53    Trustee       President, Venture            $6,750                  $6,750
Venture Consulting Corp.                        Consulting Corp.
355 South Grand Avenue                          (1998-Present);
Suite 4295                                      prior thereto,
Los Angeles, CA  90071                          President, McBain,
                                                Rose Partners

S.D. Sicotte                68    Trustee       Retired; prior                $6,750                  $6,750
2047 Byron  Street                              thereto Chairman
Palo Alto, CA 94301                             and Chief
                                                Executive Officer,
                                                Hemming Morse, Inc.


Robert R. Barron *          54    Trustee,      Executive Vice                  N/A                     N/A
McMorgan & Company                Vice          President,  McMorgan
3500 W. Olive Avenue              President     & Company.
Suite 690                         &
Burbank, CA  91505                Treasurer

Mark R. Taylor *            40    Trustee       Vice President,                 N/A                     N/A
McMorgan & Company                              McMorgan &
One Bush Street, Suite 800                      Company
San Francisco, CA 94104


Gregory L. Watson, CFA *    54    Trustee       Executive Vice                  N/A                     N/A
McMorgan & Company                              President,  McMorgan
8955 E. Pinnacle Peak Rd                        & Company
Suite 101
Scottsdale, AZ 85255

Deane A. Nelson, CFA*       53    Vice          Vice President,                 N/A                     N/A
McMorgan & Company                President     McMorgan &
One Bush Street, Suite 800        and           Company
San Francisco, CA  94104          Secretary

Robert M. Hirsch *          45    Compliance    General Counsel,                N/A                     N/A
McMorgan & Company                Officer       McMorgan &
One Bush Street, Suite 800                      Company; prior
San Francisco, CA  94104                        thereto Partner, Van
                                                Bourg, Weinberg,
                                                Roger & Rosenfeld.


* These Trustees and officers are considered "interested persons" of McM Funds as defined under the 1940 Act.

The non-interested Trustees of McM Funds each receive a fee of $6,000 per year, plus $500 per meeting and expenses for each meeting of the Board of Trustees they attend. No officer or employee of McMorgan & Company receives any compensation from McM Funds for acting as a Trustee of McM Funds. The officers of the Trust receive no compensation directly from McM Funds for performing the duties of their offices.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of August 24, 1999, the Trustees and officers of the Trust, individually and as a group, owned beneficially less than 1% of the outstanding shares of the McM Funds shares of the McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund and McM Balanced Fund and 1% of the McM Equity Investment Fund and of the Trust.

As of August 24, 1999, no person owned beneficially or of record 5% or more of the Trust. As of August 24, 1999, the Broker Shares Class B shares had not commenced operations. As of August 24, 1999, the following persons owned beneficially more than 5% of the outstanding voting shares of the McM Funds class of the following series:
--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 14

McM PRINCIPAL PRESERVATION FUND

     Name & Address of Beneficial Owners                          Percentage
     -----------------------------------                          ----------

     Union Bank TR Nominee                                            10.99%
     FBO Producer Basic Plan McMorgan
     San Diego, CA

     Union Bank of California                                         10.88%
     Trustee Producer Supl Plan McMorgan
     San Diego, CA

     Cement Masons Vacation Holiday Trust Fund                         9.76%
     Suisun, CA

     Plumbers & Pipefitters Local Union 286 MPP                        8.26%
     Goodlettsville, TN

     Operating Engineers Participating EMP PRE                         6.10%
     APP APP & Journeyman Action Training Fund
     Oakland, CA

McM INTERMEDIATE FIXED INCOME FUND

     Name & Address of Beneficial Owners                          Percentage
     -----------------------------------                          ----------

     Cement Masons Health & Welfare Trust Fund                         9.85%
     Suisun, CA

     Stationary Engineers Local 39                                     7.27%
     New York, NY

     Northern California Carpenters Regional Council                   5.88%
     Oakland, CA

     Northern California Pipe Trades                                   5.14%
     Health & Welfare Trust Fund
     Oakland, CA


     Northern Nevada Operating Engineers                               5.06%
     Health & Welfare Fund
     Reno, NV

McM FIXED INCOME FUND

     Name & Address of Beneficial Owners                          Percentage
     -----------------------------------                          ----------

     Wendel & Company*                                                30.83%
     New York, NY

     Industrial Carpenters & Precast Industry                         28.66%
     Pension Fund*
     Oakland, CA

     USW Education and Scholarship Fund                                5.87%
     Cleveland, OH

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 15

McM BALANCED FUND

     Name & Address of Beneficial Owners                          Percentage
     -----------------------------------                          ----------

     Wendel & Company                                                 12.03%
     New York, NY

     UA Local 290 Plumber Steamfitter & Shipfitter                    10.20%
     Retiree Health Trust
     Portland, OR

     UA Local 38 Pipe Trades Defined                                   7.00%
     Contribution Plan
     San Francisco, CA

     Electrical Industry Adv Fund                                      5.70%
     Portland, OR

     Sheet Metal Workers Local 104                                     5.27%
     Supplemental Unemployment & Healthcare Fund
     San Ramon, CA

McM Equity Investment Fund

     Name & Address of Beneficial Owners                          Percentage
     -----------------------------------                          ----------

     Wendel & Company                                                  9.61%
     New York, NY

     BAC Local 3 Pension Trust                                         6.53%
     Los Angeles, CA


* Pursuant to the definitions set forth in the 1940 Act, as of August 24, 1999, these persons are deemed "control persons" by nature of their significant holdings in the respective Fund. This does not mean, however, that these persons manage the affairs of McM Funds. The Advisor maintains sole responsibility over the affairs of McM Funds pursuant to its Investment Advisory Agreement with McM Funds.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 16

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement Each Fund has entered into an investment advisory agreement with McMorgan & Company (the "Advisor"), One Bush Street, Suite 800, San Francisco, CA 94104. For providing investment advisory services, each Fund pays McMorgan & Company a monthly fee at the following annual rates based on each Fund's average daily net assets before any fee waiver as follows: Principal Preservation Fund - 0.25%, Intermediate Fixed Income Fund - 0.35%, Fixed Income Fund - 0.35%, Balanced Fund - 0.45%, and Equity Investment Fund - 0.50%. The Advisor has voluntarily undertaken to reduce some or all of its management fee to keep total annual operating expenses at or below the following percentages of each McM Funds class Fund's average net assets: Principal Preservation Fund (0.30%), Intermediate Fixed Income Fund (0.50%), Fixed Income Fund (0.50%), Balanced Fund (0.60%), and Equity Investment Fund (0.75%). While the Advisor has not undertaken to limit the total annual operating expenses of the Broker Shares Class B shares, the advisory fee waiver would also apply to these shares. Such fee waivers and expense reimbursements may be terminated at any time at the discretion of the Advisor. Any fee reductions or expense reimbursements made by the Advisor are subject to reimbursement by the appropriate Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

Thomas A. Morton, Chairman of the Board of McMorgan & Company, is deemed a control person by reason of his ownership interest in the Advisor.

Under an advisory agreement on behalf of each Fund (the "Advisory Agreements"), the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by McM Funds or a Fund in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Advisory Agreements are terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to McM Funds. The Advisory Agreements terminate automatically in the event of their assignment.

For the fiscal years ended June 30, 1999, 1998 and 1997, the Advisor was paid advisory fees and expense recoveries after expense reimbursements and fee waivers as follows:

           Series                      Year Ended                   Year Ended                  Year Ended
                                      June 30, 1999               June 30, 1998                June 30, 1997

                                        $   0.00                     $   0.00                   $   0.00
Principal Preservation Fund

Intermediate Fixed Income               $452,932                     $323,908                   $223,365
Fund
                                        $   0.00                     $   0.00                   $   0.00
Fixed Income Fund
                                        $481,329                     $202,084                   $  9,677
Balanced Fund

Equity Investment Fund                  $977,550                     $480,813                   $146,113


General expenses of McM Funds (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses that relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund. Expenses that relate exclusively to a particular class of shares will be borne directly by that class.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 17

For the fiscal years ended June 30, 1999, 1998 and 1997, the Advisor reimbursed the Funds for certain recoverable expenses as follows:

            Series                    Year Ended                   Year Ended                   Year Ended
                                    June 30, 1999                 June 30, 1998               June 30, 1997


  McM Principal
  Preservation Fund                   $156,860                     $140,922                     $119,537


  McM Intermediate Fixed
  Income Fund                         $ 27,773                     $ 58,688                     $ 83,302

  McM Fixed Income Fund               $108,967                     $101,633                     $ 93,006

  McM Balanced Fund                   $ 50,527                     $ 90,791                     $101,913

  McM Equity Investment Fund          $   0.00                     $   0.00                     $ 52,492



Transfer Agent. First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation and an affiliate of the Trust's principal underwriter, First Data Distributors, Inc., which has its principal business address at 4400 Computer Drive, Westborough, MA 01581, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, Investor Services Group maintains records pertaining to the sale and redemption of Fund shares and will distribute the Fund's cash dividends to shareholders.

Administrative Services Agent. Investor Services Group also serves as the administrator for the Funds. The services include the day-to-day administration of matters necessary to the Funds' operations, maintenance of records and books, preparation of reports, and compliance monitoring. For providing administrative services to the Funds, Investor Services Group receives from each Fund a basic fee, computed daily and paid monthly, at the annual rate of 0.15% of the first $50 million of average daily net assets of each Fund, 0.10% of the next $50 million of average daily net assets, and 0.05% of average daily net assets over $100 million (with a minimum annual fee of $55,000).

McM Funds paid the following administration fees for the fiscal years ended June 30, 1999, 1998 and 1997 :


          Series           Fiscal Year End 1999   Fiscal Year End 1998   Fiscal Year End 1997

McM Principal
Preservation Fund                $53,963                $39,466                $25,844

McM Intermediate Fixed
Income Fund                      $53,391                $39,144                $25,348

McM Fixed Income Fund            $53,871                $38,314                $24,948

McM Balanced Fund                $54,540                $39,088                $25,728

McM Principal
Preservation Fund                $55,958                $40,160                $26,161

Accounting Services Agent. Investor Services Group also serves as the accounting agent for the Funds and maintains the accounting books and records of the Funds, calculates each Fund's net asset value in accordance with the provisions of that Fund's current Prospectus and prepares for Fund approval and use various government reports, tax returns, and proxy materials. For providing accounting services to the Funds, Investor Services Group receives from each Fund an annual fee, computed daily and paid monthly, based on a minimum of $24,000 for the first $10 million of average daily net assets per portfolio, 0.0002 of combined assets to $500 million, 0.0001over $500 million. In addition, the Funds pay $12,000 per additional class per portfolio.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 18

Custodian and Custody Administrator. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the Funds' assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Funds (ii) holds and transfers portfolio securities on account of the Funds, (iii) accepts receipts and make disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds' securities and (v) makes periodic reports to the Trustees concerning the Funds' operations. Investor Services Group will act as custody administrator and has agreed to pay the fees and expenses of the custodian. For those services, Investor Services Group receives an annual fee of .00015 on the first $500 million of average net assets; .0001on the next $1.5 billion of average net assets; .00009 over $2 billion of average net assets and a minimum of $3,600 per portfolio per year. Certain transaction fees and out-of-pocket expenses may also be charged.

Underwriter
First Data Distributors, Inc. ("FDDI"), 4400 Computer Drive, Westborough, Massachusetts 01581, serves as underwriter pursuant to an underwriting agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of each Fund under state securities laws and to assist in the sale of shares.

FDDI has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Trust shall from time to time identify to FDDI as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Trust.

FDDI is a broker-dealer registered with the U.S. Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

For the underwriting services provided to McM Funds under the Underwriting Agreement, the Advisor pays FDDI an annual fixed fee of $21,000. These fees are fixed for a one (1) year period from the date of the Underwriting Agreement and may be increased or decreased in future years by an amendment signed by both McM Funds and FDDI. The Funds also reimburse FDDI for certain out-of-pocket expenses.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party, and if so terminated, the pro rata portion of the unearned fee will be returned to the Advisor.

Distribution Plan. The Trust has adopted a distribution plan on behalf of the Broker Shares Class B shares of the McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits each Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the applicable Fund will reimburse FDDI for actual distribution and shareholder servicing expenses incurred by FDDI not exceeding, on an annual basis, 0.40% of each Fund's average daily net assets.

In adopting the Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit each Fund and its shareholders by strengthening the system for distributing the Fund's shares and thereby increasing sales and reducing redemptions. The Trustees adopted the Plan because of its anticipated benefits to the Funds. These anticipated benefits include: increased promotion and distribution of the Funds' shares, an enhancement in each Fund's ability to maintain accounts and improve asset retention, increased stability of net assets for the Funds, increased stability in each Fund's positions, and greater flexibility in achieving investment objectives. The costs of any joint distribution activities among the Funds will be allocated among the Fund's in proportion to their net assets. The Board of Trustees concluded that there was a reasonable liklihood that each of the applicable Funds and their shareholders would benefit from the adoption of the Plan.

The Plan is subject to annual approval by the Trustees and is terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class or Fund. Pursuant to the Plan, a new Trustee who is not an interested person (as defined in the 1940 Act) must be nominated by existing Trustees who are not interested persons.

If the Plan is terminated (or not renewed) with respect to any one or more classes or Funds, the Plan may continue in effect with respect to a class or fund as to which it has not been terminated (or has been renewed). Although there is no obligation for the Trust to pay expenses incurred by the Distributor in excess of those paid to the Distributor under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees could be recovered through future distribution fees.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 19

Because amounts paid pursuant to the Plan are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan. None of the Trustees has a financial interest in the operation of the Plan. The Plan was not in effect during the fiscal year ended June 30, 1999.

All payments made pursuant to the Plan will be made for the purpose of selling shares issued by the applicable Funds.

Independent Accountants
The accounting firm of Tait, Weller & Baker, Two Penn Center, Suite 700, Philadelphia, PA19102-1707, has been designated as independent accountant for each Fund. Tait, Weller & Baker performs annual audits of each Fund and is periodically called upon to provide accounting and tax advice.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Advisor is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which a Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to each Fund. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition.

The Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom McM Funds effect securities transactions may be used by the Advisor in servicing all of its accounts; not all such services may be used in connection with McM Funds. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including each Fund). The Advisor will attempt to allocate equitably portfolio transactions among each Fund and others whenever concurrent decisions are made to purchase or sell securities by a Fund and other accounts. In making such allocations between McM Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to McM Funds and the others. In some cases, this procedure could have an adverse effect on McM Funds. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

McM Funds paid the following aggregate brokerage commissions for the fiscal years ended June 30, 1999, 1998 and 1997:

         Series           Fiscal Year End   Fiscal Year End     Fiscal Year End
                               1999               1998                1997


McM Balanced Fund             $29,250            $22,585             $13,819

McM Equity Investment
Fund                          $58,757            $47,700             $25,691

     The McM Principal Preservation Fund, McM Intermediate Fixed Income Fund and the McM Fixed Income Fund paid no brokerage commissions during the three preceding fiscal years.


                          SHARES OF BENEFICAL INTEREST

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and non-assessable. In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 20

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Funds have no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Delaware law, shareholders of a Delaware business trust are protected from liability for acts or obligations of the Trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the Trust Instrument expressly provides that the Trust has been organized under Delaware law and that the Trust Instrument will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability. The Trust Instrument provides for the indemnification of any shareholders held personally liable for any obligations of the Trust or a Fund.

                   PURCHASES, REDEMPTONS AND PRICING OF SHARES

Purchase of Shares
Shares of McM Principal Preservation Fund are offered in one class only, McM Fund shares, with no sales charge or Rule 12b-1 fees. McM Intermediate Fixed Income Fund, McM Intermediate Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund offer both McM Fund shares and Broker Shares Class B shares. The McM Funds shares have no sales charge or Rule 12b-1 fees. Broker Shares Class B shares have no sales charge, but are subject to a 0.40% Rule 12b-1 distribution fee.

Net Asset Value
The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE; provided that, for the Principal Preservation Fund, it is also not a national bank holiday. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Fixed income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the price as determined by the appropriate clearing corporation.

All securities held in the portfolio of the Principal Preservation Fund, and debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 21

Transfer of Securities:
At the discretion of McM Funds, investors may be permitted to purchase a Fund's shares by transferring securities to the Fund that meet the Fund's investment objectives and policies. Securities transferred to a Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by a Fund in exchange for securities will be issued at the net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investor's basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act; and (3) the value of any such security, (except U.S. Government securities), being exchanged, together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

Redemptions
Pursuant to McM Funds' Trust Instrument, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in-kind. However, McM Funds has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of each Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. If a shareholder has requested redemption of all or a part of the shareholder's investment, and the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

McM Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the U.S. Securities and Exchange Commission has by order permitted such suspension; (3) an emergency, as defined by rules of the U.S. Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of a Fund not reasonably practicable.

                                      TAXES

Each Fund has elected, and intends to continue, to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify for any taxable year, a fund must, among other things,
(i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses. To the extent McM Funds continues to qualify for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by each Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 22

When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Futures contracts and options on futures contracts utilized by McM Funds are also "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of a Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends received deduction for corporations, provided, however, that those shares have been held for at least 45 days.

Each Fund will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which qualify for the 70% deduction.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in McM Funds. The law firm of Paul, Hastings, Janofsky and Walker, LLP has expressed no opinion in respect thereof. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of McM Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 23

                             PERFORMANCE INFORMATION
General
From time to time, McM Funds may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. McM Funds may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculations
Each Fund that computes its average annual total returns does so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                Average Annual Total Return = [ (ERV)1/n - 1 ]
                                                 ---
                                                  P

Where:          ERV  = ending  redeemable  value at the end of the period
                       covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                P    = hypothetical initial payment of $1,000.

                n    = period covered by the computation, expressed in terms
                       of years.

Each Fund that computes its aggregate total returns does so by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                            Aggregate Total Return =  [ (ERV) - 1 ]
                                                         ---
                                                          P

Where:           ERV = ending  redeemable  value at the end of the period
                       covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                 P   = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Based upon the foregoing calculations, the average annual total return for the Principal Preservation Fund for the one year period ended June 30, 1999 and the period July 13, 1994 (commencement of operations) through June 30, 1999 was 4.97% and 5.26%, respectively. The average annual total returns for the one year period ended June 30, 1999 and for the period July 14, 1994 (commencement of operations) through June 30, 1999 were as follows: Intermediate Fixed Income Fund - 3.25% and 6.60%; Fixed Income Fund - 2.34% and 7.29%; Balanced Fund - 14.60% and 18.94%; and Equity Investment Fund - 21.70% and 26.99%, respectively.

Since performance will fluctuate, performance data for a Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 24

Yield of Principal Preservation Fund
The yield of the Principal Preservation Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield"), which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

The yield and effective yield of Principal Preservation Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended June 30, 1999, the Principal Preservation Fund had a yield of 4.57% and an effective yield of 4.67%.

Yields of Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                   YIELD =  2  [ ( a - b  + 1)6 - 1  ]
                                   -----
                                    cd

Where:
        a = dividends and interest earned during the period.

        b = expenses accrued for the period (net of reimbursements).

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

        d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days, and that the maturity date is the date on which the obligation reasonably may be expected to be called or, if none, the stated maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

The interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 25

With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs") (i) gain or loss attributable to actual monthly paydowns are accounted for as an increase or decrease to interest income during the period and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

                                OTHER INFORMATION

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the U.S. Securities and Exchange Commission under the Securities Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C.

Statements contained in the Prospectus or this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing McM Funds' investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding McM Funds may be directed to the Advisor at (800) 788-9485.

Audited Financial Statements. McM Funds' financial statements, including the notes thereto, dated as of June 30, 1999, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Funds' 1999 Annual Report to Shareholders.

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 26

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although McMorgan & Company considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S RATINGS SERVICES

------------------------------------------------------- -----------------------------------------------------
Bond Rating                                             Explanation
------------------------------------------------------- -----------------------------------------------------
Investment Grade
------------------------------------------------------- -----------------------------------------------------
AAA                                                     Highest rating; extremely strong capacity to pay
                                                        principal and interest
------------------------------------------------------- -----------------------------------------------------
AA                                                      High quality; very strong capacity to pay principal
                                                        and interest
------------------------------------------------------- -----------------------------------------------------
A                                                       Strong capacity to pay principal and interest;
                                                        somewhat more susceptible to the adverse effects
                                                        of changing circumstances and economic conditions.
------------------------------------------------------- -----------------------------------------------------
BBB                                                     Adequate capacity to pay principal and interest;
                                                        normally exhibit adequate protection parameters,
                                                        but adverse economic conditions or changing
                                                        circumstances more likely to lead to a
                                                        weakened capacity to pay principal and interest
                                                        than for higher rated bonds.
------------------------------------------------------- -----------------------------------------------------
Non-Investment Grade
------------------------------------------------------- -----------------------------------------------------
BB, B, CCC, CC, C                                       Predominantly speculative with respect to the
                                                        issuer's capacity to meet required interest and
                                                        principal payments.
                                                        BB - lowest degree of speculation; C - the highest
                                                        degree of speculation.  Quality and protective
                                                        characteristics outweighed by large uncertainties
                                                        or major risk exposure to adverse conditions.
------------------------------------------------------- -----------------------------------------------------
D                                                       In default.
------------------------------------------------------- -----------------------------------------------------



MOODY'S INVESTORS SERVICE, INC.

------------------------------------------------------- -----------------------------------------------------
Bond Rating                                             Explanation
------------------------------------------------------- -----------------------------------------------------
Investment Grade
------------------------------------------------------- -----------------------------------------------------
Aaa Highest quality, smallest degree of investment risk.
------------------------------------------------------- -----------------------------------------------------
Aa                                                      High quality; together with Aaa bonds, they
                                                        compose the high-grade bond group.
------------------------------------------------------- -----------------------------------------------------
A                                                       Upper-medium grade obligations; many
                                                        favorable investment attributes.
------------------------------------------------------- -----------------------------------------------------
Baa                                                     Medium-grade obligations; neither highly protected
                                                        nor poorly secured. Interest and principal appear
                                                        adequate for the present but certain protective
                                                        elements may be lacking or may be unreliable
                                                        over any great length of time.
------------------------------------------------------- -----------------------------------------------------
Non-Investment Grade
------------------------------------------------------- -----------------------------------------------------
Ba                                                      More uncertain, with speculative elements.
                                                        Protection of interest and principal payments
                                                        not well safeguarded during good and bad times.
------------------------------------------------------- -----------------------------------------------------
B                                                       Lack characteristics of desirable investment;
                                                        potentially low assurance of timely interest and
                                                        principal payments or maintenance of other contract
                                                        terms over time.
------------------------------------------------------- -----------------------------------------------------

McM Funds - Statement of Additional Information                          Page 27




Caa                                                     Poor standing, may be in default; elements of
                                                        danger with respect to principal or interest
                                                        payments.
------------------------------------------------------- -----------------------------------------------------
Ca                                                      Speculative in a high degree; could be in
                                                        default or have other marked shortcomings.
------------------------------------------------------- -----------------------------------------------------
C                                                       Lowest-rated; extremely poor prospects of ever
                                                        attaining investment standing.
------------------------------------------------------- -----------------------------------------------------

Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.




McM Funds - Statement of Additional Information                          Page 28

                                    MCM FUNDS
                                    FORM N-1A
                            PART C OTHER INFORMATION

Part C.  Other Information

Item 23.       Exhibits.
------------------------
                  (a) Copies of Charter -- Amended Trust Instrument dated May 9, 1994 is incorporated by reference to Exhibit No. (1) of Post-Effective No. 3.

                  (b) Copies of existing By-Laws --By-laws are incorporated by reference to Exhibit No. (2) of Post-Effective No. 3.

                  (c) Copies of all instruments defining the rights of holders of the securities -- Not Applicable. Registrant proposes to maintain investments as non-certificated book entry shares.

                  (d) Copies of all investment advisory contracts -- Investment Advisory contracts are incorporated by reference to Exhibit No. (5) of Post-Effective No. 3.


                  (e) Copies of each underwriting or distribution contract -- Underwriting Agreement among Registrant, McMorgan & Company and First Data Distributors, Inc. dated January 1, 1999 -- incorporated by reference to Exhibit No. 23(e) of Post-Effective No. 6.


                  (f) Copies of all bonus, profit sharing, pension or other similar contracts -- Not Applicable.

                  (g)   Copies of all custodian agreements --

                         (1) Custodian Agreement is incorporated by reference to
                             Exhibit No. (8)(b) of Post-Effective No. 3.
                         (2) Custody Administration Agreement is incorporated by
                             reference to Exhibit No. (8)(c) of Post-Effective No. 3.

                  (h) Copies of all other material contracts not made in the ordinary course of business which are to be performed.


                        (1) Form of Services Agreement between the Registrant and First Data Investor Services Group, Inc. -- filed herewith electronically.


                  (i) Opinion and Consent of Counsel as to the legality of the securities to be issued --Opinion and Consent of Counsel is incorporated by reference to Exhibit No. (10)(a) of Post-Effective No. 3.


                  (j) Copies of any other opinions, appraisals or rulings -- Consent of Independent Auditors - filed herewith electronically.


                  (k) All financial statements omitted from Item 23. -- Not Applicable.

                  (l) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant is incorporated by reference to Exhibit No. (13) of Post-Effective No. 3.


                  (m) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 -- filed herewith electronically.


--------------------------------------------------------------------------------

 .                 (n)   Financial Data Schedules on behalf of McM Principal
                        Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund -- not applicable.


                  (o) Rule 18f-3 Plan -- incorporated by reference to Exhibit No. 23(o) of Post-Effective No. 6.


                  (p)   Power of Attorney--filed herewith electronically.

Item 24.       Persons Controlled by or under Common Control with Registrant.
-----------------------------------------------------------------------------
                  None.

Item 25.       Indemnification.
-------------------------------
            Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 10.2 of the Registrant's Trust Instrument provides as follows:

                        10.2 Indemnification. The Trust shall indemnify each of
                  its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                  Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                        The Trust shall indemnify officers, and shall have the
                  power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

                        Insofar as indemnification for liability arising under
                  the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.


--------------------------------------------------------------------------------

                  Section 10.3 of the Registrant's Trust Instrument, filed
            herein as Exhibit 1, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

                        10.3 Shareholders. In case any Shareholder or former
                  Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

Item 26.       Business and Other Connections of Advisor.
---------------------------------------------------------

            McMorgan & Company provides investment advisory services consisting of portfolio management for retirement plans and health and welfare funds, and as of June 30, 1999 had approximately $28 billion in assets under management primarily for employee benefit plans such as retirement plans and health and welfare funds.

            For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-10448) filed by it under the Investment Advisers Act of 1940.

Item 27.       Principal Underwriter.
-------------------------------------

                  (a) First Data Distributors, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                              The Galaxy Fund
                              Galaxy Fund II
                              The Galaxy VIP Fund
                              Alleghany Funds (f/k/a CT&T Funds)
                              Wilshire Target Funds, Inc.
                              Panorama Trust
                              First Choice Funds Trust
                              Undiscovered Managers Fund
                              LKCM Funds
                              BT Insurance Funds Trust
                              ABN AMRO Funds (f/k/a Rembrandt Funds)
                              IBJ Funds Trust
                              ICM Series Trust
                              Forward Funds, Inc.
                              Light Index Funds, Inc.
                              McM Funds
                              New Covenant Funds, Inc.
                              Northern Trust Institutional Funds
                              WorldWide Index Funds
                              Weiss, Peck & Greer Funds Trust
                              Weiss, Peck & Greer International Fund
                              WPG Growth Fund
                              WPG Growth and Income Fund
                              WPG Tudor Fund
                              RWB/WPG U.S. Large Stock Fund
                              Tomorrow Funds Retirement Trust
                              The Govett Funds, Inc.
                              IAA Trust Growth Fund, Inc.
                              IAA Trust Asset Allocation Fund, Inc.
                              IAA Trust Tax Exempt Bond Fund, Inc.
                              IAA Trust Taxable Fixed Income Series Fund, Inc. Matthews International Funds
                              Metropolitan West Funds
                              Smith Breeden Series Fund
                              Smith Breeden Trust
                              The Stratton Funds, Inc.
                              Stratton Growth Fund, Inc.
                              Stratton Monthly Dividend REIT Shares, Inc.
                              Trainer Wortham First Mutual Funds

                (b) The table below sets forth certain information as to the Underwriter's Trustees, Officers and Control Persons:

                                                              Position                    Position
                      Name and Principal                      and Offices                 and Offices
                      Business Address                        with Underwriter            with Registrant
                      ------------------                      ------------------          ---------------

                      Robert Guillocheau                      Director                           None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Jack Kutner                             Director                           None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Francis Koudelka                        Director, President and CEO        None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Scott Hacker, Esq.                      Vice President, Treasurer          None
                      4400 Computer Drive                     and Chief Compliance Officer
                      Westborough, MA  01581

                      Bruno DiStefano                         Vice President                     None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Sue Moscaritolo                         Vice President                     None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Bernard Rothman                         Vice President-Tax                 None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Christine Ritch, Esq.                   Chief Legal Officer and Clerk      None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Bradley Stearns                         Assistant Clerk                    None
                      4400 Computer Drive
                      Westborough, MA  01581

             (c)  Not Applicable.

Item 28.       Location of Accounts and Records.
------------------------------------------------
            All records described in Section 31(a) of the Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisor, McMorgan & Company, One Bush Street, Suite 800, San Francisco, CA 94104, except for those maintained by the Fund's Custodian, The Bank of New York and McM Funds' Administrator, Transfer Agent and Fund Accounting Services Agent, First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.

Item 29.       Management Services.
-----------------------------------
                  There are no management-related service contracts not discussed in Part A or Part B.

Item 30.       Undertakings.
----------------------------
                  (a)   Not Applicable.

                  (b)   Not Applicable.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended June 30, 1999, upon request and without charge.

                  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended relating to shareholder communications.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 13th day of October 1999.


                                                  McM Funds
                                                  ----------
                                                  Registrant


                                                  By /s/ Terry A. O'Toole*
                                                  ------------------------
                                                  Terry A. O'Toole,
                                                  President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of McM Funds has been signed below by the following persons in the capacities and on the date indicated.

Signature                                            Capacity                                Date
---------                                            --------                                ----


/s/ Terry A. O'Toole*                                Chairman of the Board of Trustees      10/13/99
-------------------------                            and President and Principal
Terry  O'Toole                                       Executive Officer

/s/ Kenneth I. Rosenblum*                            Trustee                                10/13/99
-------------------------
Kenneth I. Rosenblum

/s/ Walter B.  Rose*                                 Trustee                                10/13/99
-------------------------
Walter B. Rose

/s/ Robert R. Barron*                                Treasurer, Vice President              10/13/99
-------------------------                            Principal Accounting & Financial
Robert R. Barron                                     Officer & Trustee

/s/ Gregory L. Watson*                               Trustee                                10/13/999
-------------------------
Gregory L. Watson

/s/ Mark R. Taylor*                                  Trustee                                10/13/99
-------------------------
Mark R. Taylor

/s/ S.D. Sicotte*                                    Trustee                                10/13/99






*By:/s/  Carolyn F. Mead, as Attorney-in-Fact
     and Agent pursuant to Power of Attorney

                                    McM FUNDS


                       99.B Index to Exhibits to Form N-1A




Exhibit               Description of
Number                Exhibit




99.B.23(h)            Form of Services Agreement between the Registrant and
                      First Data Investor Services Group, Inc.

99.B.23(j)            Consent of Independent Auditor

99.B.23(m)            Rule 12b-1 Plan


99.B.23(p)            Power of Attorney